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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd., Columbus, OH	43219

(Address of principal executive offices)	(Zip code)

BISYS Fund Services,

3435 Stelzer Road

Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: July 31, 2004

Date of reporting period: January 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Pacific Capital Funds

Semi-Annual Report

As of January 31, 2004

MUTUAL FUNDS: • ARE NOT FDIC INSURED • HAVE NO BANK GUARANTEE • MAY LOSE VALUE

PACIFIC CAPITAL FAMILY OF FUNDS

Total Return for the Period Ended 1/31/04
Aggregate Average Annual

		Fund Information		Six-Months		1-Year		5-Year		10-Year[5]		Since Inception

Pacific Capital Funds	Class	Max. Sales Charge (POP)*	Inception	NAV/POP		NAV/POP		NAV/POP		NAV/POP		NAV/POP

New Asia Growth Fund	Class A	5.25%	2/15/95	27.82	21.13	47.31	39.58	11.55	10.36	—	—	4.27	3.65
	Class B1	5.00%	3/2/98	27.42	22.42	46.24	42.24	10.84	10.71	—	—	3.83	3.83
	Class Y	—	2/15/95	27.92	—	47.68	—	11.81	—	—	—	4.51	—

International Stock Fund	Class A	5.25%	12/8/98	21.98	15.54	39.72	32.44	-1.61	-2.66	—	—	0.35	-0.69
	Class B1	5.00%	12/20/98	21.63	16.63	39.01	35.01	-2.22	-2.37	—	—	-0.27	-0.42
	Class Y	—	12/2/98	22.22	—	40.38	—	-1.25	—	—	—	0.70	—

Small Cap Fund	Class A	5.25%	12/8/98	27.99	21.30	67.12	58.37	18.85	17.58	—	—	18.04	16.82
	Class B1	5.00%	12/20/98	27.43	22.43	65.92	61.92	17.95	17.84	—	—	17.14	17.04
	Class Y	—	12/3/98	28.09	—	67.51	—	19.11	—	—	—	18.28	—

Mid Cap Fund	Class A	5.25%	12/30/03	—	—	—	—	—	—	—	—	2.40	-2.94
	Class Y	—	12/30/03	—	—	—	—	—	—	—	—	2.40	—

Growth Stock Fund[2]	Class A	4.00%	11/1/93	10.92	6.44	31.51	26.20	-3.78	-4.56	8.15	7.71	10.22	10.05
	Class B1	5.00%	3/2/98	10.51	5.51	30.34	26.34	-4.47	-4.58	7.70	7.70	10.05	10.05
	Class Y	—	10/14/94	11.04	—	31.66	—	-3.51	—	8.42	—	10.32	—

Growth and Income Fund[2]	Class A	4.00%	10/14/94	12.76	8.21	30.82	25.64	-3.31	-4.10	8.25	7.80	8.73	8.56
	Class B1	5.00%	3/2/98	12.34	7.34	29.90	25.90	-4.04	-4.18	7.76	7.76	8.54	8.54
	Class Y	—	10/14/94	12.89	—	31.16	—	-3.08	—	8.48	—	8.98	—

Value Fund	Class A	4.00%	12/8/98	14.92	10.28	31.76	26.47	0.51	-0.31	—	—	1.05	0.25
	Class B1	5.00%	12/13/98	14.64	9.64	30.82	26.82	-0.21	-0.37	—	—	0.33	0.17
	Class Y	—	12/3/98	15.15	—	32.15	—	0.79	—	—	—	1.32	—

Diversified Fixed Income Fund[2]	Class A	4.00%	10/14/94	3.78	-0.37	4.18	-0.01	5.79	4.92	5.64	5.21	4.65	4.49
	Class B1	5.00%	3/2/98	3.40	-1.60	3.40	-0.54	5.00	4.84	5.20	5.20	4.48	4.48
	Class Y	—	10/14/94	3.91	—	4.34	—	6.03	—	5.95	—	4.92	—

Tax-Free Securities Fund[2]	Class A	4.00%	10/14/94	4.56	0.36	5.33	1.14	4.85	3.99	5.00	4.57	3.51	3.34
	Class B1	5.00%	3/2/98	4.17	-0.83	4.54	0.54	4.08	3.91	4.58	4.58	3.35	3.35
	Class Y	—	10/14/94	4.68	—	5.59	—	5.11	—	5.29	—	3.77	—

Short Intermediate U.S.	Class A	2.25%	12/13/93	1.62	-0.67	2.15	-0.13	4.70	4.22	4.80	4.56	4.83	4.60
Government Securities Fund[3]	Class Y	—	10/14/94	1.74	—	2.39	—	4.96	—	5.06	—	5.09	—

Tax-Free Short Intermediate	Class A	2.25%	10/14/94	2.22	-0.10	2.79	0.47	3.71	3.23	3.63	3.40	4.32	4.17
Securities Fund[2]	Class Y	—	10/14/94	2.42	—	3.03	—	3.98	—	3.93	—	4.61	—

Ultra Short Government Fund	Class A4	1.75%	8/1/00	0.61	-1.13	1.06	-0.68	—	—	—	—	4.10	3.59
	Class B4	5.00%	8/1/00	0.23	-4.75	0.31	-3.66	—	—	—	—	3.36	2.61
	Class Y	—	6/1/00	0.74	—	1.41	—	—	—	—	—	4.38	—

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance current to the most recent month end, please call Pacific Capital Funds at 800-258-9232.

Investment Risk Considerations for the New Asia Growth, International Stock, Small Cap, Mid Cap, Tax Free Securities and Tax Free Short-Intermediate Securities Fund, respectively:

International investing involves increased risk and volatility.

Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than stocks on average.

Mid-capitalization funds may involve greater risk than larger, more established companies as they may trade less frequently or in limited volume and have a higher risk of failure.

Income	earned on Tax Free Funds may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

*	Public Offering Price
[1]	Class B Shares were not in existence prior to the indicated inception date. Performance calculated for any period up to and through the indicated inception date is based upon the performance of Class A Shares, which does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return figures would have been adversely affected.
[2]	The quoted performance of noted Pacific Capital Funds includes the performance of certain common trust fund (“Commingled”) accounts advised by Pacific Century Trust and managed the same as the Fund in all material respects, for periods dating back to 10/31/77 for the Pacific Capital Growth Fund, the Pacific Capital Growth & Income Fund, the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Diversified Fixed Income Fund, and to 3/31/88 for the Pacific Capital Tax-Free Short Intermediate Securities Fund and prior to the Funds’ commencement of operations, by share class, noted above. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts’ performance may have been adversely affected.
[3]	The performance for the Class Y Shares of the Pacific Capital Short Intermediate U.S. Government Securities Fund, prior to the date of commencement of operations (10/14/94), is based on the performance of Class A Shares without sales charge.
[4]	The performance for Class A and B shares of the Pacific Capital Ultra Short Government Fund, prior to the date of commencement of operations (8/1/00), is based on the performance of Class Y Shares, which does not reflect the higher 12b-1 fees or the CDSC. Had the CDSC and higher 12b-1 fees been incorporated, total return figures would have been adversely affected.
[5]	The Class B CDSC is not included in the performance due to the fact that CDSC charges do not apply after 6 years.

Letter to Shareholders

Dear Shareholders:

Overall, the U.S. economy produced strong growth during the six-month period between August 1, 2003 and January 31, 2004. Encouraged by the economy’s performance, investors bid up prices of stocks fueling a powerful stock market rally, in which the Dow Jones Industrial Average1 gained 13.58% and the Standard and Poor’s 500 Index2 gained 15.22%.

Specifically, the economy benefited from highly stimulative monetary and fiscal policy, as the Federal Reserve Board left short-term interest rates at historically low levels in an effort to spur growth and reduce the potential for deflation after three years of economic weakness. This environment, coupled with lower income tax rates, encouraged business and consumer spending. Despite high energy costs and a sluggish job market, Gross Domestic Product3 grew at an annual rate of 8.2% for the third calendar quarter of 2003, 4.1% during the fourth quarter, and continued its strong growth into January.

In addition, strong corporate profits helped support the stock market’s surge, with shares of companies highly affected by the business cycle, such as technology and consumer-discretionary companies, leading the way. Consequently, smaller capitalization companies outperformed their larger capitalization counterparts, as investor favored the stronger growth and relatively attractive valuations such shares offered.

While growth stocks led the market early in the period, market leadership changed dramatically in October, as investors feared that growth stock valuations had become too high. As a result, investors took profits in growth stocks and reinvested in companies with lower valuations that stood to benefit from an improving economy, causing value stocks to outperform growth stocks for the period as a whole.

In the fixed income markets, investor emphasis on lower-quality securities continued. While Treasury yields remained stable throughout the period, investors favored lower-quality bonds in part because they offered much higher yields than Treasuries, yields of which were at historical lows. In addition, investors believed that an improving economy would benefit the balance sheets of weaker firms, helping them improve their credit ratings. In this environment, yields on low-quality, high yield bonds fell considerably, pushing up prices and providing the strongest performance.

Fund Performance

Our equity investment philosophy continues to focus on shares of firms with strong balance sheets and attractive growth prospects. That focus helped the Funds outperform their benchmarks early in the period, but caused them to lag when lower-quality stocks led the market. The Small Cap Fund and the New Asia Growth Fund* both produced very strong performance, with returns of 27.99% (Class A Shares without sales charge) and 27.82% (Class A Shares without sales charge) for the six-month period ended January 31, 2004, respectively.

*Investment Risk Considerations: Small Capitalization funds typically carry additional risks since smaller companies generally have higher risk of failure. International investing involves increased risk and volatility.

The Pacific Capital Fixed-Income Funds also maintained their disciplined investment strategy, focusing on fixed income securities with high credit qualities. However, that approach caused the Funds to lag during periods when lower-quality issues lead the market. In addition, we expected interest rates to rise during the period, and therefore maintained durations somewhat shorter than those of the Funds’ benchmarks. This strategy had a slightly negative impact on returns as well. The Diversified Fixed Income Fund was the strongest performer in our fund family, benefiting from managers’ decisions to emphasize corporate bonds, which performed well during the period.

Looking Ahead

We believe inflation could stay low during 2004, due to excess worldwide production capacity and strong competition from low-cost producers in China and other countries. Low inflation may allow the Federal Reserve to refrain from raising interest rates for most if not all of 2004.

Letter to Shareholders

We believe that continued low inflation and low interest rates may allow corporations to produce strong earnings growth, although slower growth than we saw during 2003. We think stocks should perform well against that backdrop. The dollar reached historically low levels against foreign currencies during the six-month period covered in this report. Manufacturers and other exporters should begin to benefit from the dollar’s weakness during the coming year. We believe a weak dollar could especially benefit large companies, which tend to do significant amounts of their business overseas.

Our fixed-income managers currently intend to maintain durations slightly shorter than those of the Funds’ benchmarks, as we anticipate that yields may rise somewhat from their low current levels. In addition, our managers will maintain their focus on high-quality securities, which we believe offer shareholders the best value over time.

The stock market’s strong performance during 2003 was heartening for many investors, who were happy to see the end of a protracted bear market. The difficult market of the previous few years reminded many investors of the importance of diversification. It is equally important to remember that lesson during periods of stock market growth.

The Pacific Capital family of funds is designed to provide you with the tools you need to create a well-diversified portfolio. Such a portfolio may help you reach your long-term goals despite what the markets do in the short term.

Special Note:

On December 30, 2004, we launched the Pacific Capital Mid-Cap Fund, which seeks to provide long-term capital appreciation by investing in a diversified portfolio of mid-capitalization U.S. companies that are both growth- and value-oriented. This new fund expands the Pacific Capital fund family to 12 investment alternatives, and provides our shareholders with new and exciting opportunities in an attractive sector of the market.

Thank you for your continued confidence in the Pacific Capital Funds. If you have any questions or would like to receive a fund prospectus, please contact your registered investment consultant or call BISYS Fund Services at (800) 258-9232.

Sincerely,

Howard Hodel Executive Vice President & Manager The Asset Management Group of Bank of Hawaii

William Barton Executive Vice President Chief Investment Officer The Asset Management Group of Bank of Hawaii

[1]	Dow Jones Industrial Average is a price-weighted average based on the price-only performance of 30 blue chip stocks (the average is computed by adding the prices of the 30 stocks and dividing by a denominator, which has been adjusted over the years for stocks splits, stock dividends and substitutions of stocks).
[2]	S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.
[3]	Gross Domestic Product is the measure of the market value of the goods and services produced by labor and property in the United States.

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities

January 31, 2004

(Unaudited)

	New Asia Growth Fund	International Stock Fund	Small Cap Fund	Mid-Cap Fund
ASSETS:
Investments, at value (cost $23,828,734; $53,424,694; $96,743,292; and $15,282,506, respectively)	$30,988,833	$63,539,927	$129,310,492	$15,670,158
Foreign currency (cost $60,120)	60,836	—	—	—
Interest and dividends receivable	41,549	72,866	75,385	10,481
Receivable for capital shares issued	—	4,503	2,500	—
Receivable from brokers for investments sold	251,445	489,311	2,396,749	60,685
Reclaims receivable	—	69,575	—	—
Prepaid expenses and other assets	2,731	2,610	7,049	—

Total Assets	31,345,394	64,178,792	131,792,175	15,741,324

LIABILITIES:
Payable for capital shares redeemed	5,629	—	2,000	—
Payable to brokers for investments purchased	308,353	1,717,173	4,446,642	56,215
Accrued expenses and other payables:
Investment advisory fees	10,503	18,729	42,227	633
Sub-investment advisory fees	13,128	34,224	60,180	2,655
Administration fees	641	1,382	2,805	148
Distribution fees	782	780	3,464	3
Other	28,876	30,816	16,783	3,027

Total Liabilities	367,912	1,803,104	4,574,101	62,681

NET ASSETS:
Capital (no par value)	27,454,544	89,098,598	88,540,766	15,303,877
Accumulated net investment income (loss)	(38,192)	(636,608)	(33,478)	1,124
Accumulated net realized gains (losses) from investment, option, and foreign currency transactions	(3,600,175)	(36,223,766)	6,143,586	(14,010)
Net unrealized appreciation from investments and foreign currency	7,161,305	10,137,464	32,567,200	387,652

Net Assets	$30,977,482	$62,375,688	$127,218,074	$15,678,643

Net Assets
Class A	$1,566,680	$1,057,186	$3,763,272	$21,392
Class B	529,608	645,668	3,164,436	—
Class Y	28,881,194	60,672,834	120,290,366	15,657,251

Total	$30,977,482	$62,375,688	$127,218,074	$15,678,643

Outstanding units of beneficial interest (shares)
Class A	125,854	134,127	226,991	2,089
Class B	43,921	85,124	197,048	—
Class Y	2,291,438	7,560,479	7,216,114	1,528,777

Total	2,461,213	7,779,730	7,640,153	1,530,866

Net Asset Value
Class A—redemption price per share	$12.45	$7.88	$16.58	$10.24

Class A—maximum sales charge	5.25%	5.25%	5.25%	5.25%

Class A—Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$13.14	$8.32	$17.50	$10.81

Class B—offering price per share*	$12.06	$7.59	$16.06	$—

Class Y—offering and redemption price per share	$12.60	$8.02	$16.67	$10.24

*	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities, Continued

January 31, 2004

(Unaudited)

	Growth Stock Fund	Growth and Income Fund	Value Fund	Diversified Fixed Income Fund
ASSETS:
Investments, at value (cost $274,400,516; $135,300,163; $180,142,288; and $269,402,437, respectively)	$309,396,340	$155,761,425	$206,952,115	$284,087,083
Cash	11,936	—	—	—
Interest and dividends receivable	158,982	157,006	323,122	3,851,556
Receivable from brokers for investments sold	1,270,574	—	2,695,666	—
Prepaid expenses and other assets	22,022	12,021	11,729	16,326

Total Assets	310,859,854	155,930,452	209,982,632	287,954,965

LIABILITIES:
Distributions payable	—	—	—	63,015
Payable for capital shares redeemed	23,982	10,130	—	5,125
Payable to brokers for investments purchased	1,661,588	—	2,782,556	—
Accrued expenses and other payables:
Investment advisory fees	211,781	105,993	141,474	109,613
Administration fees	6,810	3,426	4,553	6,285
Distribution fees	15,017	8,223	1,772	5,210
Other	34,132	16,965	22,325	20,310

Total Liabilities	1,953,310	144,737	2,952,680	209,558

NET ASSETS:
Capital (no par value)	406,840,277	176,700,372	220,124,946	275,760,241
Accumulated net investment income (loss)	(622,626)	(14,979)	103,573	(9,159)
Accumulated net realized losses from investment transactions	(132,306,931)	(41,360,940)	(40,008,394)	(2,690,321)
Net unrealized appreciation from investments	34,995,824	20,461,262	26,809,827	14,684,646

Net Assets	$308,906,544	$155,785,715	$207,029,952	$287,745,407

Net Assets
Class A	$12,098,001	$5,966,788	$2,607,982	$5,442,875
Class B	14,511,279	8,193,956	1,425,036	4,781,153
Class Y	282,297,264	141,624,971	202,996,934	277,521,379

Total	$308,906,544	$155,785,715	$207,029,952	$287,745,407

Outstanding units of beneficial interest (shares)
Class A	1,435,452	495,706	308,855	482,128
Class B	1,815,960	714,632	171,180	424,266
Class Y	32,636,554	11,683,556	23,999,222	24,427,359

Total	35,887,966	12,893,894	24,479,257	25,333,753

Net Asset Value
Class A—redemption price per share	$8.43	$12.04	$8.44	$11.29

Class A—maximum sales charge	4.00%	4.00%	4.00%	4.00%

Class A—Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$8.78	$12.54	$8.79	$11.76

Class B—offering price per share*	$7.99	$11.47	$8.32	$11.27

Class Y—offering and redemption price per share	$8.65	$12.12	$8.46	$11.36

*	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities, Continued

January 31, 2004

(Unaudited)

	Tax-Free Securities Fund	Short Intermediate U.S. Government Securities Fund	Tax-Free Short Intermediate Securities Fund	Ultra Short Government Fund
ASSETS:
Investments, at value (cost $351,779,671; $93,827,087; $69,869,747; and $244,185,273, respectively)	$391,542,319	$95,291,234	$72,242,855	$245,610,215
Cash	—	390	—	666
Interest and dividends receivable	4,312,139	948,764	717,688	1,257,685
Receivable for capital shares issued	—	2,100	—	—
Receivable from brokers for investments sold	—	—	—	2,030,000
Prepaid expenses and other assets	23,215	4,884	4,214	14,150

Total Assets	395,877,673	96,247,372	72,964,757	248,912,716

LIABILITIES:
Distributions payable	92,559	14,141	9,217	29,420
Payable for capital shares redeemed	—	—	—	10,274
Payable to brokers for investments purchased	—	—	—	998,570
Accrued expenses and other payables:
Investment advisory fees	151,978	22,214	24,723	40,834
Administration fees	8,663	1,783	1,495	2,328
Distribution fees	6,402	1,180	1,021	3,632
Other	26,671	10,835	9,612	17,660

Total Liabilities	286,273	50,153	46,068	1,102,718

NET ASSETS:
Capital (no par value)	355,265,477	94,619,104	70,545,471	246,429,597
Accumulated net investment income (loss)	42	30	(2)	7,143
Accumulated net realized gains (losses) from investment transactions	563,233	113,938	112	(51,684)
Net unrealized appreciation from investments	39,762,648	1,464,147	2,373,108	1,424,942

Net Assets	$395,591,400	$96,197,219	$72,918,689	$247,809,998

Net Assets
Class A	$11,483,482	$5,512,484	$4,700,692	$8,570,252
Class B	4,668,387	—	—	2,147,913
Class Y	379,439,531	90,684,735	68,217,997	237,091,833

Total	$395,591,400	$96,197,219	$72,918,689	$247,809,998

Outstanding units of beneficial interest (shares)
Class A	1,047,604	552,881	448,600	839,122
Class B	425,923	—	—	210,329
Class Y	34,483,532	9,077,918	6,474,182	23,205,070

Total	35,957,059	9,630,799	6,922,782	24,254,521

Net Asset Value
Class A—redemption price per share	$10.96	$9.97	$10.48	$10.21

Class A—maximum sales charge	4.00%	2.25%	2.25%	1.75%

Class A—Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$11.42	$10.20	$10.72	$10.39

Class B—offering price per share*	$10.96	$—	$—	$10.21

Class Y—offering and redemption price per share	$11.00	$9.99	$10.54	$10.22

*	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations

For the Six Months Ended January 31, 2004

(Unaudited)

	New Asia Growth Fund	International Stock Fund	Small Cap Fund	Mid-Cap Fund (a)
Investment Income:
Interest income	$2,417	$57	$682	$696
Dividend income	364,609	424,806	675,310	11,381
Foreign tax withholding	(39,780)	(42,803)	—	—

Total Investment Income	327,246	382,060	675,992	12,077

Expenses:
Investment advisory fees	56,667	140,736	268,329	8,221
Sub-investment advisory fees	70,834	200,216	307,731	2,740
Administration fees	22,667	50,039	85,866	2,192
Distribution fees—Class A	5,414	3,641	9,337	10
Distribution fees—Class B	2,435	2,976	14,216	—
Accounting fees	10,091	19,161	17,044	1,012
Custodian fees	44,808	40,720	8,105	1,216
Transfer agent fees	24,574	31,486	32,731	3,168
Legal and audit fees	7,160	7,002	10,500	864
Trustees’ fees and expenses	920	2,024	3,140	64
Registration and filing fees	1,508	7,576	1,374	—
Other	4,331	7,153	10,986	290

Total expenses before voluntary fee reductions	251,409	512,730	769,359	19,777
Expenses voluntarily reduced:
Investment advisory fees	—	(31,274)	(53,665)	(7,570)
Administration fees	(1,417)	—	—	(1,247)
Distribution fees—Class A	(3,609)	(2,428)	(6,224)	(7)

Net Expenses	246,383	479,028	709,470	10,953

Net Investment Income (Loss)	80,863	(96,968)	(33,478)	1,124

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment, option, and foreign currency transactions	2,338,467	8,434,891	8,687,383	(14,010)
Net change in unrealized appreciation from investments, options, and foreign currency	4,450,021	4,096,822	17,630,759	387,652

Net realized/unrealized gains from investments, options, and foreign currency	6,788,488	12,531,713	26,318,142	373,642

Change in net assets resulting from operations	$6,869,351	$12,434,745	$26,284,664	$374,766

(a)	Period from December 31, 2003 (commencement of operations) to January 31, 2004.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations, Continued

For the Six Months Ended January 31, 2004

(Unaudited)

	Growth Stock Fund	Growth and Income Fund	Value Fund	Diversified Fixed Income Fund
Investment Income:
Interest income	$183	$24	$31	$6,506,074
Dividend income	1,122,190	1,191,987	2,083,327	13,302

Total Investment Income	1,122,373	1,192,011	2,083,358	6,519,376

Expenses:
Investment advisory fees	1,213,971	617,295	842,860	831,664
Administration fees	242,795	123,460	168,573	221,777
Distribution fees—Class A	44,377	21,917	8,963	25,302
Distribution fees—Class B	70,896	39,071	6,772	24,319
Accounting fees	43,555	23,618	31,522	42,590
Custodian fees	14,944	8,783	13,046	14,528
Transfer agent fees	70,295	47,249	33,092	38,621
Legal and audit fees	25,178	15,141	17,925	22,934
Trustees’ fees and expenses	9,535	5,004	6,996	8,657
Registration and filing fees	7,541	7,014	1,257	1,441
Other	31,497	18,385	19,454	25,549

Total expenses before voluntary fee reductions	1,774,584	926,937	1,150,460	1,257,382
Expenses voluntarily reduced:
Investment advisory fees	—	—	—	(207,918)
Distribution fees—Class A	(29,585)	(14,611)	(5,975)	(16,868)

Net Expenses	1,744,999	912,326	1,144,485	1,032,596

Net Investment Income (Loss)	(622,626)	279,685	938,873	5,486,780

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	968,363	(1,351,101)	7,628,833	(486,979)
Net change in unrealized appreciation from investments	31,766,861	19,673,146	20,738,606	5,250,780

Net realized/unrealized gains from investments	32,735,224	18,322,045	28,367,439	4,763,801

Change in net assets resulting from operations	$32,112,598	$18,601,730	$29,306,312	$10,250,581

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations, Continued

For the Six Months Ended January 31, 2004

(Unaudited)

	Tax-Free Securities Fund	Short Intermediate U.S. Government Securities Fund	Tax-Free Short Intermediate Securities Fund	Ultra Short Government Fund
Investment Income:
Interest income	$10,108,112	$1,558,029	$1,056,188	$3,133,949
Dividend income	8,928	—	10,194	—

Total Investment Income	10,117,040	1,558,029	1,066,382	3,133,949

Expenses:
Investment advisory fees	1,212,284	237,152	176,824	520,037
Administration fees	323,276	75,889	56,584	208,015
Distribution fees—Class A	43,814	21,171	14,552	42,545
Distribution fees—Class B	23,296	—	—	10,992
Accounting fees	67,546	18,469	13,856	40,553
Custodian fees	15,916	5,470	11,086	12,735
Transfer agent fees	37,196	18,947	18,006	34,208
Legal and audit fees	33,204	9,751	7,660	22,842
Trustees’ fees and expenses	13,485	2,942	2,208	8,168
Registration and filing fees	1,535	697	272	1,196
Other	37,786	9,616	7,069	23,481

Total expenses before voluntary fee reductions	1,809,338	400,104	308,117	924,772
Expenses voluntarily reduced:
Investment advisory fees	(303,073)	(106,989)	(35,364)	(271,527)
Administration fees	—	(10,851)	(3,536)	(118,306)
Distribution fees—Class A	(29,209)	(14,114)	(9,701)	(28,363)

Net Expenses	1,477,056	268,150	259,516	506,576

Net Investment Income	8,639,984	1,289,879	806,866	2,627,373

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	1,155,628	408,173	112	(47,457)
Net change in unrealized appreciation (depreciation) from investments	8,821,059	(31,950)	805,024	(696,554)

Net realized/unrealized gains (losses) from investments	9,976,687	376,223	805,136	(744,011)

Change in net assets resulting from operations	$18,616,671	$1,666,102	$1,612,002	$1,883,362

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets

	New Asia Growth Fund		International Stock Fund				Small Cap Fund
	For the Six Months Ended January 31, 2004	For the Year Ended July 31, 2003	For the Six Months Ended January 31, 2004		For the Year Ended July 31, 2003		For the Six Months Ended January 31, 2004	For the Year Ended July 31, 2003
	(Unaudited)		(Unaudited)				(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$80,863	$117,818	$(96,968)		$389,047		$(33,478)	$104,354
Net realized gains (losses) from investment, option, and foreign currency transactions	2,338,467	(1,615,763)	8,434,891		(7,799,455)		8,687,383	(126,637)
Net change in unrealized appreciation from investments, options, and foreign currency	4,450,021	2,477,911	4,096,822		9,465,637		17,630,759	15,810,277

Change in net assets resulting from operations	6,869,351	979,966	12,434,745		2,055,229		26,284,664	15,787,994

Distributions to Class A Shareholders:
From net investment income	(4,637)	(1,795)	—		—		—	(2,625)
From net realized gains	—	—	—		—		(65,734)	(150,765)
Distributions to Class B Shareholders:
From net investment income	(835)	—	—		—		—	—
From net realized gains	—	—	—		—		(65,678)	(242,247)
Distributions to Class Y Shareholders:
From net investment income	(111,009)	(62,183)	—		—		—	(195,037)
From net realized gains	—	—	—		—		(2,281,677)	(7,348,094)

Change in net assets from shareholder distributions	(116,481)	(63,978)	—		—		(2,413,089)	(7,938,768)

Change in net assets from share transactions	(1,400,215)	2,882,709	(12,027,503	)(a)	7,741,956	(a)	13,755,706	10,461,886

Change in net assets	5,352,655	3,798,697	407,242		9,797,185		37,627,281	18,311,112

Net Assets:
Beginning of period	25,624,827	21,826,130	61,968,446		52,171,261		89,590,793	71,279,681

End of period	$30,977,482	$25,624,827	$62,375,688		$61,968,446		$127,218,074	$89,590,793

(a)	Includes redemption fees collected of $5,103 and $64,304 for the periods ended January 31, 2004 and July 31, 2003, respectively.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, Continued

	Mid-Cap Fund	Growth Stock Fund		Growth and Income Fund
	For the Period Ended January 31, 2004 (a)	For the Six Months Ended January 31, 2004	For the Year Ended July 31, 2003	For the Six Months Ended January 31, 2004	For the Year Ended July 31, 2003
	(Unaudited)	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,124	$(622,626)	$(969,611)	$279,685	$582,978
Net realized gains (losses) from investment transactions	(14,010)	968,363	(17,023,619)	(1,351,101)	(4,181,124)
Net change in unrealized appreciation from investments	387,652	31,766,861	47,151,913	19,673,146	17,295,259

Change in net assets resulting from operations	374,766	32,112,598	29,158,683	18,601,730	13,697,113

Distributions to Class A Shareholders:
From net investment income	—	—	—	(7,102)	(10,822)
Distributions to Class Y Shareholders:
From net investment income	—	—	—	(307,674)	(557,589)

Change in net assets from shareholder distributions	—	—	—	(314,776)	(568,411)

Change in net assets from share transactions	15,303,877	623,109	25,629,089	(13,583,304)	7,316,182

Change in net assets	15,678,643	32,735,707	54,787,772	4,703,650	20,444,884

Net Assets:
Beginning of period	—	276,170,837	221,383,065	151,082,065	130,637,181

End of period	$15,678,643	$308,906,544	$276,170,837	$155,785,715	$151,082,065

(a)	Period from December 31, 2003 (commencement of operations) to January 31, 2004.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, Continued

	Value Fund		Diversified Fixed Income Fund		Tax-Free Securities Fund
	For the Six Months Ended January 31, 2004	For the Year Ended July 31, 2003	For the Six Months Ended January 31, 2004	For the Year Ended July 31, 2003	For the Six Months Ended January 31, 2004	For the Year Ended July 31, 2003
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$938,873	$2,641,503	$5,486,780	$10,358,499	$8,639,984	$18,441,351
Net realized gains (losses) from investment transactions	7,628,833	(13,768,327)	(486,979)	6,645,110	1,155,628	1,612,128
Net change in unrealized appreciation (depreciation) from investments	20,738,606	27,939,859	5,250,780	(3,022,403)	8,821,059	(2,831,954)

Change in net assets resulting from operations	29,306,312	16,813,035	10,250,581	13,981,206	18,616,671	17,221,525

Distributions to Class A Shareholders:
From net investment income	(8,584)	(20,330)	(125,565)	(289,985)	(236,327)	(473,346)
From net realized gains	—	—	(96,653)	(66,756)	(57,424)	(67,655)
Distributions to Class B Shareholders:
From net investment income	(668)	(3,545)	(72,504)	(180,337)	(76,781)	(161,539)
From net realized gains	—	—	(83,363)	(52,356)	(23,132)	(31,494)
Distributions to Class Y Shareholders:
From net investment income	(919,403)	(2,538,440)	(5,293,063)	(9,893,360)	(8,326,871)	(17,806,466)
From net realized gains	—	—	(4,687,113)	(2,192,141)	(1,898,709)	(2,406,209)

Change in net assets from shareholder distributions	(928,655)	(2,562,315)	(10,358,261)	(12,674,935)	(10,619,244)	(20,946,709)

Change in net assets from share transactions	(35,665,508)	(2,253,114)	37,917,514	14,378,040	(26,035,180)	(45,601,269)

Change in net assets	(7,287,851)	11,997,606	37,809,834	15,684,311	(18,037,753)	(49,326,453)

Net Assets:
Beginning of period	214,317,803	202,320,197	249,935,573	234,251,262	413,629,153	462,955,606

End of period	$207,029,952	$214,317,803	$287,745,407	$249,935,573	$395,591,400	$413,629,153

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, Continued

	Short Intermediate U.S. Government Securities Fund		Tax-Free Short Intermediate Securities Fund		Ultra Short Government Fund
	For the Six Months Ended January 31, 2004	For the Year Ended July 31, 2003	For the Six Months Ended January 31, 2004	For the Year Ended July 31, 2003	For the Six Months Ended January 31, 2004	For the Year Ended July 31, 2003
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,289,879	$2,219,397	$806,866	$1,471,343	$2,627,373	$5,327,835
Net realized gains (losses) from investment transactions	408,173	253,411	112	72,749	(47,457)	(4,227)
Net change in unrealized appreciation (depreciation) from investments	(31,950)	(554,183)	805,024	(105,000)	(696,554)	(1,315,978)

Change in net assets resulting from operations	1,666,102	1,918,625	1,612,002	1,439,092	1,883,362	4,007,630

Distributions to Class A Shareholders:
From net investment income	(70,145)	(88,244)	(39,787)	(54,650)	(101,212)	(327,809)
From net realized gains	(18,642)	(28,186)	—	(10,753)	—	(16,502)
Distributions to Class B Shareholders:
From net investment income	—	—	—	—	(11,476)	(27,122)
From net realized gains	—	—	—	—	—	(1,896)
Distributions to Class Y Shareholders:
From net investment income	(1,219,745)	(2,131,165)	(767,090)	(1,416,693)	(2,514,693)	(4,972,904)
From net realized gains	(304,361)	(675,526)	—	(241,586)	—	(225,728)

Change in net assets from shareholder distributions	(1,612,893)	(2,923,121)	(806,877)	(1,723,682)	(2,627,381)	(5,571,961)

Change in net assets from share transactions	1,993,111	30,850,923	6,342,979	14,299,296	(7,143,069)	55,936,532

Change in net assets	2,046,320	29,846,427	7,148,104	14,014,706	(7,887,088)	54,372,201

Net Assets:
Beginning of period	94,150,899	64,304,472	65,770,585	51,755,879	255,697,086	201,324,885

End of period	$96,197,219	$94,150,899	$72,918,689	$65,770,585	$247,809,998	$255,697,086

See notes to financial statements.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments

January 31, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks (96.1%)

China (10.1%)
Consumer Discretionary (0.6%)
137,000	China Resources Enterprise Ltd.	$179,735

Energy (2.0%)
297,500	CNOOC Ltd.	604,582

Industrials (4.3%)
1,404,000	Anhui Expressway Co., Ltd., Class H	496,604
1,388,000	AviChina Industry & Technology Co., Ltd., Class H (b)	273,144
208,000	Cosco Pacific Ltd.	288,933
462,100	Zhejiang Expressway Co., Ltd., Class H	297,178

		1,355,859

Materials (0.7%)
158,000	Anhui Conch Cement Co., Ltd., Class H	216,430

Utilities (2.5%)
745,000	China Resources Power Holdings Co., Ltd. (b)	313,818
271,000	Huaneng Power International, Inc., Class H	449,645

		763,463

		3,120,069

Hong Kong (26.3%)
Consumer Discretionary (6.5%)
235,500	Esprit Holdings Ltd.	764,827
824,000	Giordano International Ltd.	413,335
158,000	Li & Fung Ltd.	287,557
107,500	Techtronic Industries Co., Ltd.	300,731
88,500	Yue Yuen Industrial Holdings Ltd.	253,270

		2,019,720

Financials (12.9%)
36,000	Cheung Kong Holdings Ltd.	334,542
48,000	China Insurance International Holdings Co., Ltd.	26,393
39,600	Dah Sing Financial Group	305,603
397,000	Hang Lung Group Ltd.	633,174
329,000	Hongkong Land Holdings Ltd.	608,650
40,148	HSBC Holdings PLC	627,409
85,000	Sun Hung Kai Properties Ltd.	819,957
45,500	Swire Pacific Ltd., Class A	316,021
54,500	Wing Hang Bank Ltd.	349,790

		4,021,539

Industrials (1.6%)
44,300	Hutchison Whampoa Ltd.	368,939
216,000	Lung Kee (Bermuda) Holdings Ltd.	119,463

		488,402

Information Technology (0.6%)
756,000	Skyworth Digital Holdings Ltd.	199,336

Shares	Security Description	Value

Common Stocks, continued

Hong Kong, continued
Telecommunications (0.6%)
161,500	SmarTone Telecommunications Holdings Ltd.	$185,912

Utilities (4.1%)
62,500	CLP Holdings Ltd.	302,259
583,000	Hong Kong & China Gas Co., Ltd.	956,071

		1,258,330

		8,173,239

India (2.1%)
Industrials (1.3%)
15,700	Grasim Industries Ltd., GDR (c)	388,575

Materials (0.8%)
9,140	Hindalco Industries Ltd., GDR (c)	246,597

		635,172

Malaysia (8.0%)
Consumer Discretionary (2.5%)
70,200	Genting Berhad	310,358
160,900	Tanjong PLC	465,763

		776,121

Consumer Staples (1.7%)
251,000	IOI Corp. Berhad	521,816

Financials (2.1%)
858,272	Public Bank Berhad	648,221

Telecommunications (1.7%)
247,100	Maxis Communications Berhad	516,959

		2,463,117

Philippines (1.1%)
Financials (0.5%)
1,511,000	Ayala Corp.	164,900

Telecommunications (0.6%)
10,000	Globe Telecom, Inc.	165,489

		330,389

Singapore (10.5%)
Consumer Discretionary (0.9%)
25,500	Singapore Press Holdings Ltd.	285,866

Consumer Staples (1.3%)
53,400	Fraser & Neave Ltd.	409,594

Financials (3.2%)
54,000	Oversea-Chinese Banking Corp., Ltd.	398,265
69,000	United Overseas Bank Ltd.	569,962

		968,227

Health Care (0.7%)
353,000	Parkway Holdings Ltd.	214,526

Industrials (0.5%)
388,000	Singapore Post Ltd.	155,672

See notes to financial statements.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments, Continued

January 31, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued

Singapore, continued
Information Technology (0.8%)
20,000	Venture Manufacturing Ltd.	$259,610

Telecommunications (3.1%)
528,000	MobileOne Ltd.	473,529
416,000	Singapore Telecommunications Ltd.	490,899

		964,428

		3,257,923

South Korea (21.6%)
Consumer Discretionary (4.0%)
9,100	Hyundai Mobis (b)	450,541
10,200	Hyundai Motor Co., Ltd. (b)	431,990
1,670	Shinsegae Co., Ltd.	357,908

		1,240,439

Consumer Staples (1.2%)
19,092	Kook Soon Dang Brewery Co., Ltd.	366,059

Financials (4.9%)
21,289	Kookmin Bank (b)	866,255
27,840	Koram Bank (b)	339,252
5,450	Samsung Fire & Marine Insurance Co., Ltd.	332,991
650	Shinhan Financial Group Co., Ltd. (b)	10,773

		1,549,271

Industrials (0.8%)
6,948	KH Vatec Co., Ltd. (b)	248,672

Information Technology (9.1%)
11,617	Interflex Co., Ltd. (b)	312,823
4,270	Samsung Electronics Co., Ltd.	1,906,671
2,850	Samsung SDI Co., Ltd.	400,724
4,030	Sindo Ricoh Co., Ltd. (b)	217,383

		2,837,601

Materials (1.6%)
3,710	POSCO	494,772

		6,736,814

Taiwan (12.0%)
Consumer Discretionary (0.8%)
106,700	Fine Blanking & Tool Co., Ltd.	238,355

Financials (1.1%)
428,000	Taishin Financial Holdings Co., Ltd.	341,373

Shares	Security Description	Value

Common Stocks, continued

Taiwan, continued
Industrials (2.2%)
82,000	Asia Optical Co., Inc.	$666,327

Information Technology (7.9%)
292,000	AU Optronics Corp.	419,394
64,000	Hon Hai Precision Industry Co., Ltd.	297,451
376,950	Powertech Technology, Inc. (b)	785,549
243,000	Sunplus Technology Co., Ltd.	531,904
213,155	Taiwan Semiconductor Manufacturing Co., Ltd. (b)	421,836

		2,456,134

		3,702,189

Thailand (4.4%)
Consumer Discretionary (0.9%)
599,000	BEC World Public Co., Ltd.	288,509

Financials (1.9%)
411,600	Kasikornbank Public Co., Ltd. (b)	576,912

Materials (1.6%)
75,100	Siam Cement Public Co., Ltd.	501,432

		1,366,853

Total Common Stocks (Cost $22,679,821)		29,785,765

Equity Linked Notes (2.6%)

India (2.6%)
Consumer Staples (1.2%)
86,847	Hindustan Lever Ltd. (b)	357,810

Health Care (1.4%)
20,189	Ranbaxy Laboratories Ltd. (b)	439,514

Total Equity Linked Notes (Cost $743,169)		797,324

Investment Company (1.3%)
405,744	Victory Institutional Money Market Fund, Investor Shares	405,744

Total Investment Company (Cost $405,744)		405,744

Total Investments (Cost $23,828,734) (a)—100.0%		30,988,833
Liabilities in excess of other assets—0.0%		(11,351)

Net Assets—100.0%		$30,977,482

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,608,796
Unrealized depreciation	(448,697)

Net unrealized appreciation	$7,160,099

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

(c)	A portion of this security is restricted as to resale as of January 31, 2004.

GDR—Global Depositary Receipt

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments

January 31, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks (93.7%)

Austria (0.8%)
Telecommunications (0.8%)
37,400	Telekom Austria AG (b)	$525,950

Brazil (0.7%)
Telecommunications (0.7%)
27,400	Tele Norte Leste Participacoes SA, ADR	437,030

Canada (5.4%)
Consumer Discretionary (0.9%)
7,200	Magna International, Inc., Class A	582,646

Energy (1.1%)
8,500	EnCana Corp.	329,548
7,700	Precision Drilling Corp. (b)	356,741

		686,289

Industrials (0.7%)
7,300	Canadian National Railway Co.	437,635

Information Technology (2.2%)
27,300	Celestica, Inc. (b)	468,195
109,900	Nortel Networks Corp. (b)	859,417

		1,327,612

Materials (0.5%)
7,800	Alcan, Inc.	332,514

		3,366,696

China (0.8%)
Telecommunications (0.8%)
1,422,000	China Telecom Corp., Ltd., Class H	525,833

Denmark (1.7%)
Industrials (0.8%)
60	A.P. Moller—Maersk A/S	474,269

Telecommunications (0.9%)
14,000	TDC A/S	563,819

		1,038,088

Finland (0.5%)
Information Technology (0.5%)
13,800	Nokia Corp., Class A, ADR	285,108

France (11.3%)
Consumer Discretionary (2.2%)
7,038	Christian Dior SA	454,215
4,000	Renault SA	268,585
30,109	Thomson SA	639,615

		1,362,415

Consumer Staples (1.0%)
8,200	L’Oreal SA	648,393

Energy (1.5%)
5,175	Total Fina SA, Class B	909,689

Financials (2.2%)
27,300	Axa	615,553
8,693	Societe Generale	768,912

		1,384,465

Shares	Security Description	Value

Common Stocks, continued

France, continued
Health Care (1.0%)
8,006	Aventis SA	$624,102

Information Technology (0.7%)
27,200	Alcatel (b)	448,738

Telecommunications (2.2%)
19,127	Bouygues SA	687,894
22,892	France Telecom SA (b)	677,126

		1,365,020

Utilities (0.5%)
11,408	Veolia Environment	320,999

		7,063,821

Germany (4.9%)
Industrials (1.8%)
17,781	Deutsche Post AG	397,608
8,787	Siemens AG	710,637

		1,108,245

Information Technology (1.2%)
4,486	SAP AG	736,745

Materials (1.9%)
9,600	BASF AG	533,692
32,500	ThyssenKrupp AG	656,089

		1,189,781

		3,034,771

Hong Kong (1.5%)
Financials (0.8%)
104,000	Henderson Land Development Co., Ltd.	528,374

Utilities (0.7%)
89,500	CLP Holdings Ltd.	432,834

		961,208

Italy (2.6%)
Consumer Discretionary (1.0%)
51,500	Mediaset SpA	607,795

Energy (0.8%)
27,100	ENI SpA	503,311

Telecommunications (0.8%)
89,800	Telecom Italia Mobile SpA	507,591

		1,618,697

Japan (18.8%)
Consumer Discretionary (3.2%)
72	Dentsu, Inc.	355,749
20,000	Fuji Photo Film Co., Ltd.	678,318
41,000	Matsushita Electric Industrial Co., Ltd.	611,998
10,200	Toyota Motor Corp.	333,415

		1,979,480

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

January 31, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued

Japan, continued
Consumer Staples (1.6%)
17,000	Ito-Yokado Co., Ltd.	$587,813
19,000	Kao Corp.	406,566

		994,379

Financials (3.6%)
65,000	Daiwa Securities Group, Inc.	456,873
53,000	Mitsubishi Estate Co., Ltd.	582,825
102	Mitsubishi Tokyo Financial Group, Inc.	796,920
141	Mizuho Financial Group, Inc.	418,271

		2,254,889

Health Care (0.8%)
30,000	Chugai Pharmaceutical Co., Ltd.	473,028

Industrials (4.2%)
36,000	Asahi Glass Co., Ltd.	321,398
28,000	Dai Nippon Printing Co., Ltd.	420,331
114	East Japan Railway Co.	567,578
5,200	Fanuc Ltd.	333,566
4,000	SMC Corp.	453,472
45,000	Sumitomo Corp.	333,302
25,000	Toppan Printing Co., Ltd.	278,696

		2,708,343

Information Technology (3.2%)
7,000	Canon, Inc.	357,109
5,400	Hoya Corp.	531,072
9,700	Kyocera Corp.	732,196
3,600	Nintendo Co., Ltd.	355,409

		1,975,786

Telecommunications (1.5%)
82	KDDI Corp.	481,851
204	NTT DoCoMo, Inc.	441,342

		923,193

Utilities (0.7%)
109,000	Tokyo Gas Co., Ltd.	425,291

		11,734,389

Mexico (1.8%)
Financials (0.7%)
487,800	Grupo Financiero BBVA Bancomer, SA de CV, Class B (b)	467,351

Telecommunications (1.1%)
20,000	America Movil, SA de CV, Series L, ADR	625,000

		1,092,351

Netherlands (5.1%)
Consumer Discretionary (2.0%)
13,806	Koninklijke (Royal) Philips Electronics NV	415,573
6,300	Koninklijke (Royal) Philips Electronics NV, ADR	190,008
20,214	VNU NV	639,096

		1,244,677

Shares	Security Description	Value

Common Stocks, continued

Netherlands, continued
Financials (1.3%)
32,600	ING Groep NV	$812,004

Information Technology (1.8%)
18,148	ASM International NV (b)	449,778
34,600	ASML Holding NV (b)	666,396

		1,116,174

		3,172,855

Norway (1.0%)
Telecommunications (1.0%)
89,950	Telenor ASA	633,686

Russia (1.7%)
Energy (1.7%)
10,500	OAO Gazprom	306,600
7,000	OAO LUKOIL, ADR	723,800

		1,030,400

Singapore (1.5%)
Financials (1.0%)
70,000	DBS Group Holdings Ltd.	636,044

Industrials (0.5%)
74,000	Keppel Corp., Ltd.	305,632

		941,676

South Korea (3.9%)
Consumer Discretionary (0.9%)
11,080	LG Electronics, Inc. (b)	592,002

Financials (0.7%)
10,090	Kookmin Bank (b)	410,565

Industrials (0.7%)
78,050	Samsung Heavy Industries Co., Ltd.	417,686

Materials (0.8%)
3,710	POSCO	494,772

Telecommunications (0.8%)
2,830	SK Telecom Co., Ltd.	524,521

		2,439,546

Sweden (1.1%)
Financials (1.1%)
45,600	Skandinaviska Enskilda Banken AB, Class A	658,346

Switzerland (7.6%)
Consumer Discretionary (1.0%)
25,358	Compagnie Financiere Richemont SA, Class A	632,743

Consumer Staples (1.4%)
3,372	Nestle SA	888,213

Financials (1.5%)
24,845	Credit Suisse Group	937,305

Health Care (3.7%)
28,821	Novartis AG	1,295,390
9,856	Roche Holding AG	997,017

		2,292,407

		4,750,668

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

January 31, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued

Taiwan (0.5%)
Materials (0.5%)
17,000	China Steel Corp., GDR	$295,970

United Kingdom (20.5%)
Consumer Discretionary (5.5%)
18,000	Berkeley Group PLC (The)	278,498
55,200	British Sky Broadcasting Group PLC (b)	745,546
8,923	Carnival PLC	407,514
111,900	George Wimpey PLC	730,214
63,285	InterContinental Hotels Group PLC	622,051
69,900	United Business Media PLC	699,795

		3,483,618

Consumer Staples (3.0%)
42,084	Diageo PLC	551,545
30,000	Imperial Tobacco Group PLC	590,853
15,500	Reckitt Benckiser PLC	361,984
83,800	Tesco PLC	363,801

		1,868,183

Energy (1.0%)
78,334	BP PLC	610,631

Financials (5.3%)
75,580	Barclays PLC	680,994
68,792	HSBC Holdings PLC	1,059,349
29,700	Man Group PLC	839,574
26,828	Royal Bank of Scotland Group PLC	791,106

		3,371,023

Health Care (1.2%)
35,411	GlaxoSmithKline PLC	760,591

Information Technology (0.8%)
81,479	Electrocomponents PLC	527,621

Materials (1.9%)
73,372	BHP Billiton PLC	603,003
45,866	Xstrata PLC	559,367

		1,162,370

Shares	Security Description	Value

Common Stocks, continued

United Kingdom, continued
Telecommunications (1.8%)
362,953	mmO2 PLC (b)	$540,094
222,288	Vodafone Group PLC	556,352

		1,096,446

		12,880,483

Total Common Stocks (Cost $48,710,702)		58,487,572

Principal Amount

Convertible Bond (0.1%)

France (0.1%)
Financials (0.1%)
$ 1,706	Axa, 0.00%, 12/21/04	35,605

Total Convertible Bond (Cost $25,418)		35,605

Shares

Equity Linked Notes (2.9%)

Taiwan (2.9%)
Financials (0.7%)
386,000	Chinatrust Financial Holding Co., Ltd. (b)	443,900

Information Technology (1.5%)
448,000	Advanced Semiconductor Engineering, Inc. (b)	528,640
389,000	United Microelectronics Corp. (b)	369,550

		898,190

Materials (0.7%)
267,370	Formosa Plastics Corp. (b)	443,834

Total Equity Linked Notes (Cost $1,457,748)		1,785,924

Cash Sweep (5.2%)
3,230,826	Bank of New York	3,230,826

Total Cash Sweep (Cost $3,230,826)		3,230,826

Total Investments (Cost $53,424,694) (a)—101.9%		63,539,927
Liabilities in excess of other assets—(1.9)%		(1,164,239)

Net Assets—100.0%		$62,375,688

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$10,481,722
Unrealized depreciation	(366,489)

Net unrealized appreciation	$10,115,233

Aggregate cost for federal income tax purposes is substantially the same.
(b)	Non-income producing security.

ADR—American Depositary Receipt

AG—Aktiengesellschaft (West German Stock Co.)

GDR—Global Depositary Receipt

NV—Naamloze Vennootschaap (Dutch Corp.)

PLC—Public Limited Company

SA—Societe Anonyme (French Corp.)

SpA—Societa per Azioni (Italian Corp.)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments

January 31, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks (93.0%)
Consumer Discretionary (7.8%)
50,300	4Kids Entertainment, Inc. (b)	$1,436,568
22,700	Carmike Cinemas, Inc. (b)	753,413
62,800	Extended Stay America, Inc.	960,840
34,820	Jo-Ann Stores, Inc. (b)	819,663
28,200	Lee Enterprises, Inc.	1,274,922
221,100	Lions Gate Entertainment Corp. (b)	1,138,665
82,000	Steiner Leisure Ltd. (b)	1,394,820
74,300	Stride Rite Corp. (The)	815,814
141,100	UnitedGlobalCom, Inc., Class A (b)	1,340,450

		9,935,155

Consumer Staples (2.8%)
51,100	Casey’s General Stores, Inc.	850,815
53,600	Chiquita Brands International, Inc. (b)	1,275,680
56,500	Delta & Pine Land Co.	1,467,305

		3,593,800

Energy (2.0%)
30,500	Stone Energy Corp. (b)	1,284,660
43,200	Westport Resources Corp. (b)	1,261,008

		2,545,668

Financials (26.3%)
86,900	AmeriCredit Corp. (b)	1,494,680
70,000	Argonaut Group, Inc. (b)	1,140,300
117,000	Ashford Hospitality Trust (b)	1,117,350
23,960	Associated Banc-Corp	1,034,832
72,771	Bank Mutual Corp.	798,298
72,050	Brookline Bancorp, Inc.	1,144,154
27,200	Community Bank System, Inc.	1,296,080
75,700	Equity One, Inc.	1,377,740
137,300	Falcon Financial Investment Trust (b)	1,268,652
92,700	Fieldstone Investment Corp. (c) (b)	1,691,775
26,600	First Essex Bancorp, Inc.	1,536,682
73,400	Friedman, Billings, Ramsey Group, Inc., Class A	1,746,920
16,700	Government Properties Trust, Inc. (b)	220,941
47,000	Greater Bay Bancorp	1,279,340
146,000	Highland Hospitality Corp. (b)	1,714,040
105,800	Innkeepers USA Trust	1,009,332
91,600	Luminent Mortgage Capital, Inc.	1,351,100
24,300	Manufactured Home Communities, Inc.	816,480
287,700	Meadowbrook Insurance Group, Inc. (b)	1,352,190
35,600	Oak Hill Financial, Inc.	1,179,108
34,800	Parkvale Financial Corp.	1,006,764
35,000	Platinum Underwriters Holdings, Ltd.	1,139,950
27,000	Provident Financial Group, Inc.	920,430
50,900	PXRE Group Ltd.	1,430,290
116,400	Quanta Capital Holdings Ltd. (c) (b)	1,350,240

Shares	Security Description	Value

Common Stocks, continued
Financials, continued
63,600	Riggs National Corp.	$976,260
32,300	Selective Insurance Group, Inc.	1,143,420
42,200	TierOne Corp. (b)	999,296

		33,536,644

Health Care (5.8%)
72,600	Candela Corp. (b)	1,799,754
25,750	Inamed Corp. (b)	1,327,155
42,400	LifePoint Hospitals, Inc. (b)	1,463,224
140,900	Medarex, Inc. (b)	1,234,284
236,700	Stewart Enterprises, Inc., Class A (b)	1,512,513

		7,336,930

Industrials (21.6%)
67,300	AAR Corp. (b)	898,455
21,400	Actuant Corp., Class A (b)	777,676
75,900	Artesyn Technologies, Inc. (b)	806,058
80,400	Atlantic Coast Airlines Holdings, Inc. (b)	684,204
19,400	Briggs & Stratton Corp.	1,281,176
65,500	Brink’s Co. (The)	1,553,005
23,500	Carlisle Cos., Inc.	1,366,760
24,400	Concorde Career Colleges, Inc. (b)	638,792
55,600	Continental Airlines, Inc., Class B (b)	866,804
42,100	Corrections Corp. of America (b)	1,196,482
47,500	Duratek, Inc. (b)	719,625
45,100	Dycom Industries, Inc. (b)	1,166,737
28,400	ESCO Technologies, Inc. (b)	1,273,740
57,700	General Cable Corp. (b)	466,216
44,800	Genesee & Wyoming, Inc., Class A (b)	1,476,160
52,282	Heartland Express, Inc.	1,141,839
64,800	Joy Global, Inc.	1,706,184
39,300	Middleby Corp. (The)	1,617,981
39,900	Old Dominion Freight Line, Inc. (b)	1,236,900
31,100	Oshkosh Truck Corp.	1,812,508
71,700	SCS Transportation, Inc. (b)	1,218,900
53,800	SOURCECORP, Inc. (b)	1,418,706
18,400	Toro Co. (The)	875,840
79,400	Tredegar Corp.	1,243,404

		27,444,152

Information Technology (10.3%)
20,300	Agere Systems, Inc., Class A (b)	78,155
133,700	ASE Test Ltd. (b)	1,800,939
25,400	CACI International, Inc., Class A (b)	1,123,442
100,400	Methode Electronics, Inc.	1,263,032
66,500	MSC.Software Corp. (b)	676,305
27,500	MTS Systems Corp.	646,250
48,900	PEC Solutions, Inc. (b)	704,160
46,000	RadiSys Corp. (b)	1,063,980
48,800	Richardson Electronics Ltd.	667,096
31,100	ROFIN-SINAR Technologies, Inc. (b)	1,034,697

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

January 31, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued
Information Technology, continued
25,400	Rogers Corp. (b)	$1,182,370
37,600	Tekelec (b)	765,160
95,100	Titan Corp. (The) (b)	2,067,474

		13,073,060

Materials (9.0%)
66,200	A. Schulman, Inc.	1,151,880
37,400	Ameron International Corp.	1,428,680
25,200	Cleveland-Cliffs, Inc. (b)	1,118,628
142,500	Commonweath Industries, Inc.	1,034,550
106,200	Compass Minerals International, Inc.	1,646,100
99,500	Millennium Chemicals, Inc.	1,260,665
39,800	OM Group, Inc. (b)	1,279,570
29,500	Quanex Corp.	1,319,240
52,800	Spartech Corp.	1,272,480

		11,511,793

Telecommunications (4.5%)
240,300	Cincinnati Bell, Inc. (b)	1,321,650
33,800	Commonwealth Telephone Enterprises, Inc. (b)	1,243,502
17,600	NII Holdings, Inc., Class B (b)	1,676,048
68,700	Primus Telecommunications Group, Inc. (b)	829,209
65,000	PTEK Holdings, Inc. (b)	630,500

		5,700,909

Shares	Security Description	Value

Common Stocks, continued
Utilities (2.9%)
30,100	Energen Corp.	$1,294,300
65,815	Southern Union Co. (b)	1,182,037
35,700	UGI Corp.	1,151,325

		3,627,662

Total Common Stocks (Cost $86,966,513)		118,305,773

Depositary Receipt (4.8%)
37,100	iShares Russell 2000 Value Index Fund	6,160,084

Total Depositary Receipt (Cost $5,064,496)		6,160,084

Right (0.1%)
Consumer Discretionary (0.1%)
39,508	UnitedGlobalCom, Inc. (b)	132,352

Total Right (Cost $0)		132,352

Cash Sweep (3.7%)
4,712,283	Bank of New York	4,712,283

Total Cash Sweep (Cost $4,712,283)		4,712,283

Total Investments (Cost $96,743,292) (a)—101.6%		129,310,492
Liabilities in excess of other assets—(1.6)%		(2,092,418)

Net Assets—100.0%		$127,218,074

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$33,483,817
Unrealized depreciation	(916,617)

Net unrealized appreciation	$32,567,200

Aggregate cost for federal income tax purposes is substantially the same.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments

January 31, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks (97.1%)
Consumer Discretionary (15.6%)
2,100	American Greetings Corp., Class A (b)	$44,058
3,200	Applebee’s International, Inc.	121,984
2,400	Banta Corp.	110,400
4,200	Barnes & Noble, Inc. (b)	142,170
3,100	BJ’s Wholesale Club, Inc. (b)	67,115
800	Bob Evans Farms, Inc.	25,224
1,300	BorgWarner, Inc.	120,796
4,400	Caesars Entertainment, Inc. (b)	50,380
1,800	CDW Corp.	122,292
6,300	Claire’s Stores, Inc.	115,290
4,000	Coach, Inc. (b)	141,720
11,900	Copart, Inc. (b)	200,515
5,200	Foot Locker, Inc.	128,648
2,500	GTECH Holdings Corp.	139,025
4,200	Harte-Hanks, Inc.	91,140
1,600	Lear Corp.	105,056
1,100	McClatchy Co. (The), Class A	78,078
2,200	Neiman Marcus Group, Inc. (The), Class A	121,440
500	Pixar (b)	33,250
1,100	Polaris Industries, Inc.	91,212
2,600	Ross Stores, Inc.	72,670
3,500	Ruby Tuesday, Inc.	97,790
6,100	Saks, Inc. (b)	103,700
90	Washington Post Co. (The), Class B	76,096
1,400	Westwood One, Inc. (b)	42,770

		2,442,819

Consumer Staples (4.5%)
4,100	Energizer Holdings, Inc. (b)	170,109
3,000	J.M. Smucker Co. (The)	139,770
4,300	PepsiAmericas, Inc.	73,874
3,000	SUPERVALU, Inc.	86,700
14,800	Tyson Foods, Inc., Class A	227,624

		698,077

Energy (5.9%)
5,600	FMC Technologies, Inc. (b)	137,816
2,700	Newfield Exploration Co. (b)	127,413
3,900	Patterson-UTI Energy, Inc. (b)	134,862
3,400	Pogo Producing Co.	135,660
3,400	Smith International, Inc. (b)	164,764
3,700	Tidewater, Inc.	118,585
2,100	Valero Energy Corp.	111,132

		930,232

Financials (19.3%)
3,100	A.G. Edwards, Inc.	117,955
2,400	AmerUs Group Co.	87,960
4,100	Associated Banc-Corp.	177,079
4,800	CarrAmerica Realty Corp.	152,496
2,000	CBL & Associates Properties, Inc.	120,900
3,000	City National Corp.	181,560
11,000	E*Trade Financial Corp. (b)	153,890
2,000	Everest Re Group Ltd.	170,160
3,900	Fidelity National Financial, Inc.	160,719
2,900	First Tennessee National Corp.	128,818

Shares	Security Description	Value

Common Stocks, continued
Financials, continued
8,500	Hibernia Corp., Class A	$192,780
3,800	Independence Community Bank Corp.	146,870
1,500	Legg Mason, Inc.	132,825
700	M&T Bank Corp.	62,979
3,600	Mercantile Bankshares Corp.	157,284
4,400	New York Community Bancorp, Inc.	181,500
6,700	Old Republic International Corp.	173,329
2,900	Protective Life Corp.	102,660
4,400	Sovereign Bancorp, Inc.	99,484
4,300	W. R. Berkley Corp.	165,593
3,500	Webster Financial Corp.	176,225

		3,043,066

Health Care (12.3%)
1,300	AdvancePCS, Inc. (b)	74,217
3,000	Apria Healthcare Group, Inc. (b)	91,350
1,500	Barr Pharmaceuticals, Inc. (b)	112,935
2,500	Beckman Coulter, Inc.	136,275
2,000	Charles River Laboratories International, Inc. (b)	80,300
2,900	Coventry Health Care, Inc. (b)	192,270
10,000	Cytyc Corp. (b)	162,000
2,300	Gilead Sciences, Inc. (b)	126,201
4,100	Health Net, Inc. (b)	136,530
1,400	Henry Schein, Inc. (b)	98,196
2,100	Invitrogen Corp. (b)	161,700
4,100	Mylan Laboratories, Inc.	99,999
5,800	PacifiCare Health Systems, Inc. (b)	190,530
5,900	Perrigo Co.	98,353
438	Teva Pharmaceutical Industries Ltd.	27,438
1,700	Varian Medical Systems, Inc. (b)	140,998

		1,929,292

Industrials (14.9%)
2,000	Black & Decker Corp. (The)	102,500
1,500	Briggs & Stratton Corp.	99,060
4,700	Convergys Corp. (b)	78,584
11,850	D.R. Horton, Inc.	332,985
2,400	Donaldson Co., Inc.	129,648
2,500	DST Systems, Inc. (b)	107,025
2,500	Dun & Bradstreet Corp. (The) (b)	124,775
2,200	Fair Isaac Corp.	130,614
2,700	Global Payments, Inc.	125,550
4,300	Graco, Inc.	177,289
7,200	J.B. Hunt Transport Services, Inc. (b)	189,432
900	L-3 Communications Holdings, Inc. (b)	48,114
1,600	Lennar Corp., Class A	70,560
1,900	Mohawk Industries Co. (b)	132,202
2,200	Precision Castparts Corp.	102,938
2,700	Rent-A-Center, Inc. (b)	84,159
4,400	Ryder System, Inc.	161,920
1,700	United Stationers, Inc. (b)	67,456
1,000	University of Phoenix Online (b)	78,170

		2,342,981

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, Continued

January 31, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued
Information Technology (13.9%)
4,800	Activision, Inc. (b)	$90,288
1,700	ADTRAN, Inc.	58,514
3,600	Affiliated Computer Services, Inc., Class A (b)	199,620
3,000	Arrow Electronics, Inc. (b)	80,280
4,300	Autodesk, Inc.	109,865
7,100	Avnet, Inc. (b)	187,085
2,100	Avocent Corp. (b)	76,776
1,500	Citrix Systems, Inc. (b)	30,165
5,300	Cypress Semiconductor Corp. (b)	112,360
1,900	Diebold, Inc.	99,541
5,900	Fairchild Semiconductor International, Inc., Class A (b)	144,550
2,500	International Rectifier Corp. (b)	126,500
3,400	Lam Research Corp. (b)	90,950
5,100	Macrovision Corp. (b)	123,420
1,300	Microchip Technology, Inc.	37,440
2,700	Plantronics, Inc. (b)	108,135
3,900	Polycom, Inc. (b)	92,313
3,000	Silicon Laboratories, Inc. (b)	153,810
3,000	Storage Technology Corp. (b)	87,000
7,600	Sybase, Inc. (b)	164,312

		2,172,924

Materials (3.7%)
2,900	Bemis Co., Inc.	140,563
3,900	Cytec Industries, Inc. (b)	136,149
5,100	Louisiana-Pacific Corp. (b)	108,477
2,600	Lubrizol Corp. (The)	82,550
4,200	Pall Corp.	109,200

		576,939

Shares	Security Description	Value

Common Stocks, continued
Telecommunications (0.4%)
2,300	CenturyTel, Inc.	$60,720

Utilities (6.6%)
2,300	ALLETE, Inc.	75,325
10,700	Northeast Utilities	205,975
2,700	NSTAR	132,165
9,300	ONEOK, Inc.	211,017
6,300	Questar Corp.	221,319
5,600	Wisconsin Energy Corp.	185,304

		1,031,105

Total Common Stocks		15,228,155

Investment Company (2.8%)
442,003	Victory Institutional Money Market Fund, Investor Shares	442,003

Total Investment Company		442,003

Total Investments (Cost $15,282,506) (a)—99.9%		15,670,158
Other assets in excess of liabilities—0.1%		8,485

Net Assets—100%		$15,678,643

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$643,375
Unrealized depreciation	(255,723)

Net unrealized appreciation	$387,652

Aggregate cost for federal income tax purposes is substantially the same.
(b)	Non-income producing security.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments

January 31, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks (98.7%)
Consumer Discretionary (12.1%)
19,050	AutoZone, Inc. (b)	$1,606,296
135,220	Bed Bath & Beyond, Inc. (b)	5,491,284
38,950	CDW Corp.	2,646,263
63,010	Chico’s FAS, Inc. (b)	2,321,288
34,340	Kohl’s Corp. (b)	1,521,262
109,020	Lowe’s Cos., Inc.	5,838,021
65,160	Omnicom Group, Inc.	5,369,184
5,750	Sotheby’s Holdings, Inc., Class A (b)	80,615
100,340	Starbucks Corp. (b)	3,688,498
73,306	Univision Communications, Inc. (b)	2,592,833
154,370	Viacom, Inc., Class B	6,221,112

		37,376,656

Consumer Staples (8.4%)
79,720	Anheuser-Busch Cos., Inc.	4,043,398
39,410	Clorox Co. (The)	1,926,361
50,140	Dean Foods Co. (b)	1,604,480
97,794	PepsiCo, Inc.	4,621,744
144,020	Wal-Mart Stores, Inc.	7,755,477
139,120	Walgreen Co.	4,806,596
17,510	Whole Foods Market, Inc.	1,181,400

		25,939,456

Energy (0.9%)
47,570	Schlumberger Ltd.	2,910,333

Financials (10.9%)
77,540	American International Group, Inc.	5,385,153
80,750	Capital One Financial Corp.	5,739,710
164,500	Citigroup, Inc.	8,139,460
79,820	Fannie Mae	6,154,122
51,000	Goldman Sachs Group, Inc. (The)	5,077,050
52,960	Morgan Stanley	3,082,802

		33,578,297

Health Care (22.6%)
67,110	Abbott Laboratories	2,891,099
29,050	Accredo Health, Inc. (b)	984,795
27,750	AmerisourceBergen Corp.	1,527,638
86,910	Amgen, Inc. (b)	5,604,826
24,575	Cardinal Health, Inc.	1,575,503
47,980	Cephalon, Inc. (b)	2,630,264
74,310	Express Scripts, Inc. (b)	5,140,023
105,480	Johnson & Johnson	5,634,741
58,570	Lilly (Eli) & Co.	3,985,103
57,780	Lincare Holdings, Inc. (b)	1,859,360
76,760	Medtronic, Inc.	3,778,127
22,340	Patterson Dental Co. (b)	1,473,323
329,574	Pfizer, Inc.	12,072,295
59,180	Pharmaceutical Product Development, Inc. (b)	1,745,810
51,170	Quest Diagnostics, Inc.	4,349,450
85,520	UnitedHealth Group, Inc.	5,206,458

Shares	Security Description	Value

Common Stocks, continued
Health Care, continued
33,360	WellPoint Health Networks, Inc. (b)	$3,502,800
57,440	Wyeth	2,352,168
45,290	Zimmer Holdings, Inc. (b)	3,464,685

		69,778,468

Industrials (12.0%)
34,140	3M Co.	2,700,133
39,570	FedEx Corp.	2,662,270
453,393	General Electric Co.	15,247,606
41,700	L-3 Communications Holdings, Inc. (b)	2,229,282
52,510	Manpower, Inc.	2,435,414
32,870	Precision Castparts Corp.	1,537,987
113,950	Rockwell International Corp.	3,711,352
71,380	SPX Corp. (b)	4,050,101
77,470	Yellow Roadway Corp. (b)	2,436,354

		37,010,499

Information Technology (30.3%)
62,130	Affiliated Computer Services, Inc., Class A (b)	3,445,109
254,880	Applied Materials, Inc. (b)	5,546,189
559,894	Cisco Systems, Inc. (b)	14,355,681
136,410	Dell, Inc. (b)	4,565,643
228,090	EMC Corp. (b)	3,202,384
115,490	First Data Corp.	4,522,588
72,150	Fiserv, Inc. (b)	2,695,524
252,410	Intel Corp.	7,723,745
53,850	International Rectifier Corp. (b)	2,724,810
95,690	Jabil Circuit, Inc. (b)	2,832,424
36,830	KLA-Tencor Corp. (b)	2,101,888
24,940	Lexmark International, Inc. (b)	2,067,277
396,350	Microsoft Corp.	10,959,077
95,360	Nokia Corp., ADR	1,970,138
396,960	Oracle Corp. (b)	5,482,018
49,857	Paychex, Inc.	1,868,640
39,280	QLogic Corp. (b)	1,766,029
30,570	SanDisk Corp. (b)	1,664,231
232,071	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (b)	2,594,554
221,000	Texas Instruments, Inc.	6,928,350
130,483	VERITAS Software Corp. (b)	4,287,671

		93,303,970

Materials (0.9%)
51,990	Pactiv Corp. (b)	1,127,663
43,180	Praxair, Inc.	1,529,004

		2,656,667

Telecommunications (0.6%)
75,480	Nextel Communications, Inc., Class A (b)	1,991,917

Total Common Stocks (Cost $269,633,117)		304,546,263

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments, Continued

January 31, 2004

(Unaudited)

Shares	Security Description	Value

Depositary Receipt (0.2%)
20,800	Nasdaq 100 Share Index (b)	$771,472

Total Depositary Receipt (Cost $688,794)		771,472

Investment Company (1.3%)
4,078,605	Victory Institutional Money Market Fund, Investor Shares	4,078,605

Total Investment Company (Cost $4,078,605)		4,078,605

Total Investments (Cost $274,400,516) (a)—100.2%		309,396,340
Liabilities in excess of other assets—(0.2)%		(489,796)

Net Assets—100.0%		$308,906,544

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$49,855,978
Unrealized depreciation	(14,860,154)

Net unrealized appreciation	$34,995,824

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

ADR—American Depositary Receipt

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments

January 31, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks (97.1%)
Consumer Discretionary (12.0%)
34,610	Applebee’s International, Inc.	$1,319,333
22,880	Best Buy Co., Inc.	1,152,923
39,200	Chico’s FAS, Inc. (b)	1,444,128
80,750	Comcast Corp., Class A (b)	2,755,190
13,810	eBay, Inc. (b)	925,684
26,270	Family Dollar Stores, Inc.	909,993
14,000	General Motors Corp.	695,520
18,240	Harley-Davidson, Inc.	930,970
74,590	Home Depot, Inc. (The)	2,645,707
52,590	Hot Topic, Inc. (b)	1,602,417
28,650	Panera Bread Co. (b)	1,167,488
34,226	Starbucks Corp. (b)	1,258,148
48,300	Viacom, Inc., Class B	1,946,490

		18,753,991

Consumer Staples (8.1%)
37,640	Anheuser-Busch Cos., Inc.	1,909,101
41,515	PepsiCo, Inc.	1,961,999
21,210	Procter & Gamble Co. (The)	2,143,907
57,340	SYSCO Corp.	2,174,906
68,050	Wal-Mart Stores, Inc.	3,664,492
13,650	William Wrigley Jr. Co.	768,086

		12,622,491

Energy (5.8%)
27,120	ChevronTexaco Corp.	2,341,812
18,830	ConocoPhillips	1,240,520
69,010	Exxon Mobil Corp.	2,814,918
49,750	Marathon Oil Corp.	1,615,880
16,110	Schlumberger Ltd.	985,610

		8,998,740

Financials (21.9%)
57,590	American Express Co.	2,985,466
64,495	American International Group, Inc.	4,479,177
34,760	Bank of America Corp.	2,831,550
78,710	Citigroup, Inc.	3,894,571
23,460	Fannie Mae	1,808,766
28,980	Fifth Third Bancorp	1,674,754
30,490	Healthcare Realty Trust, Inc.	1,251,615
35,690	iStar Financial, Inc.	1,428,314
42,905	J.P. Morgan Chase & Co.	1,668,575
68,540	Marsh & McLennan Cos., Inc.	3,216,582
108,590	MBNA Corp.	2,927,586
39,130	Morgan Stanley	2,277,757
46,660	Simon Property Group, Inc.	2,428,653
26,810	Washington Mutual, Inc.	1,187,683

		34,061,049

Health Care (12.7%)
27,270	AdvancePCS (b)	1,556,844
12,460	AmerisourceBergen Corp.	685,923
39,440	Amgen, Inc. (b)	2,543,486
19,030	Anthem, Inc. (b)	1,556,273
41,646	Johnson & Johnson	2,224,729
24,140	Lilly (Eli) & Co.	1,642,486
37,490	Medtronic, Inc.	1,845,258

Shares	Security Description	Value

Common Stocks, continued
Health Care, continued
123,438	Pfizer, Inc.	$4,521,534
35,430	Priority Healthcare Corp. (b)	917,283
30,290	Zimmer Holdings, Inc. (b)	2,317,185

		19,811,001

Industrials (11.7%)
21,120	3M Co.	1,670,381
16,070	Alliant Techsystems, Inc. (b)	899,920
24,740	Deluxe Corp.	999,249
29,300	DST Systems, Inc. (b)	1,254,333
154,380	General Electric Co.	5,191,798
27,860	Illinois Tool Works, Inc.	2,175,866
41,110	Southwest Airlines Co.	614,595
11,150	Union Pacific Corp.	718,060
30,370	United Parcel Service, Inc., Class B	2,164,470
27,130	United Technologies Corp.	2,592,000

		18,280,672

Information Technology (19.1%)
74,980	Applied Materials, Inc. (b)	1,631,565
133,110	Cisco Systems, Inc. (b)	3,412,940
54,330	Dell, Inc. (b)	1,818,425
110,430	EMC Corp. (b)	1,550,437
76,660	Flextronics International Ltd. (b)	1,456,540
83,700	Hewlett-Packard Co.	1,991,223
93,550	Intel Corp.	2,862,630
24,590	International Business Machines Corp.	2,440,066
151,260	Microsoft Corp.	4,182,339
146,990	Oracle Corp. (b)	2,029,932
25,995	Paychex, Inc.	974,293
57,570	Teradyne, Inc. (b)	1,548,633
74,674	Texas Instruments, Inc.	2,341,030
64,230	Vishay Intertechnology, Inc. (b)	1,492,705

		29,732,758

Materials (1.4%)
23,470	Alcoa, Inc.	802,205
32,740	E.I. du Pont de Nemours & Co.	1,437,286

		2,239,491

Telecommunications (3.8%)
39,380	ALLTEL Corp.	1,917,018
108,066	Verizon Communications, Inc.	3,983,313

		5,900,331

Utilities (0.6%)
15,230	Dominion Resources, Inc.	977,157

Total Common Stocks (Cost $130,953,419)		151,377,681

Depositary Receipt (0.4%)
5,000	S&P 500 Depositary Receipt	567,000

Total Depositary Receipt (Cost $530,000)		567,000

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments, Continued

January 31, 2004

(Unaudited)

Shares	Security Description	Value

Investment Company (2.5%)
3,816,744	Victory Institutional Money Market Fund, Investor Shares	$3,816,744

Total Investment Company (Cost $3,816,744)		3,816,744

Total Investments (Cost $135,300,163) (a)—100.0%		155,761,425
Other assets in excess of liabilities—0.0%		24,290

Net Assets—100.0%		$155,785,715

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$28,063,834
Unrealized depreciation	(7,602,572)

Net unrealized appreciation	$20,461,262

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments

January 31, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks (97.1%)
Consumer Discretionary (12.5%)
98,970	ArvinMeritor, Inc.	$2,197,134
32,620	Boise Cascade Corp.	1,058,519
72,655	Comcast Corp., Class A (b)	2,478,989
52,260	Home Depot, Inc. (The)	1,853,662
69,020	InterActiveCorp (b)	2,236,248
197,740	Liberty Media Corp., Class A (b)	2,301,694
90,410	McDonald’s Corp.	2,327,153
26,501	Target Corp.	1,005,978
232,220	Time Warner, Inc. (b)	4,080,105
83,285	Viacom, Inc., Class B	3,356,386
126,800	Walt Disney Co. (The)	3,043,200

		25,939,068

Consumer Staples (4.3%)
51,164	Altria Group, Inc.	2,844,206
27,770	Coca-Cola Co. (The)	1,367,395
73,490	CVS Corp.	2,625,063
21,320	Procter & Gamble Co. (The)	2,155,026

		8,991,690

Energy (8.4%)
51,650	ChevronTexaco Corp.	4,459,978
55,030	ConocoPhillips	3,625,376
37,954	Devon Energy Corp.	2,142,883
176,788	Exxon Mobil Corp.	7,211,182

		17,439,419

Financials (39.1%)
65,200	American International Group, Inc.	4,528,140
41,890	Bank of America Corp.	3,412,359
129,911	Bank of New York Co., Inc. (The)	4,124,674
60,480	Capital One Financial Corp.	4,298,918
102,840	CIT Group, Inc.	3,899,693
232,163	Citigroup, Inc.	11,487,425
56,030	Comerica, Inc.	3,199,873
50,530	Conseco, Inc. (b)	1,147,031
55,400	Fannie Mae	4,271,340
118,351	FleetBoston Financial Corp.	5,276,088
43,130	Hartford Financial Services Group, Inc. (The)	2,774,984
154,915	J.P. Morgan Chase & Co.	6,024,644
43,110	Lehman Brothers Holdings, Inc.	3,539,331
95,700	Merrill Lynch & Co., Inc.	5,626,203
63,100	PMI Group, Inc. (The)	2,436,922
44,250	Principal Financial Group, Inc.	1,535,475
54,220	RenaissanceRe Holdings Ltd.	2,795,583
51,970	TCF Financial Corp.	2,601,618
65,370	Wachovia Corp.	3,022,709
43,855	Washington Mutual, Inc.	1,942,777
74,520	Willis Group Holdings Ltd.	2,757,240

		80,703,027

Shares	Security Description	Value

Common Stocks, continued
Health Care (3.3%)
38,130	Express Scripts, Inc. (b)	$2,637,452
68,350	Merck & Co., Inc.	3,253,460
25,330	Wyeth	1,037,264

		6,928,176

Industrials (9.4%)
194,750	Cendant Corp. (b)	4,411,087
55,720	Cooper Industries Ltd., Class A	3,137,036
29,710	CSX Corp.	937,648
52,680	Ingersoll-Rand Co., Ltd.	3,504,800
63,850	Southwest Airlines Co.	954,558
134,190	Tyco International Ltd.	3,589,582
91,400	Yellow Roadway Corp. (b)	2,874,439

		19,409,150

Information Technology (7.2%)
68,540	Avaya, Inc. (b)	1,191,225
51,690	Cypress Semiconductor Corp. (b)	1,095,828
107,440	Flextronics International Ltd. (b)	2,041,360
155,173	Hewlett-Packard Co.	3,691,566
39,380	International Business Machines Corp.	3,907,677
87,070	Motorola, Inc.	1,443,621
55,400	STMicroelectronics NV, ADR	1,486,936

		14,858,213

Materials (5.4%)
41,910	Air Products & Chemicals, Inc.	2,091,728
73,130	Alcoa, Inc.	2,499,583
42,350	Dow Chemical Co. (The)	1,776,583
36,286	E.I. du Pont de Nemours & Co.	1,592,955
37,830	PPG Industries, Inc.	2,202,841
30,010	United States Steel Corp.	1,021,841

		11,185,531

Telecommunications (3.7%)
52,112	AT&T Corp.	1,014,100
110,860	SBC Communications, Inc.	2,826,930
103,671	Verizon Communications, Inc.	3,821,313

		7,662,343

Utilities (3.8%)
13,510	Dominion Resources, Inc.	866,802
73,780	Exelon Corp.	4,941,784
78,330	PG&E Corp. (b)	2,103,161

		7,911,747

Total Common Stocks (Cost $174,218,537)		201,028,364

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments, Continued

January 31, 2004

(Unaudited)

Shares	Security Description	Value

Investment Company (2.9%)
5,923,751	Victory Institutional Money Market Fund, Investor Shares	$5,923,751

Total Investment Company (Cost $5,923,751)		5,923,751

Total Investments (Cost $180,142,288) (a)—100.0%		206,952,115
Other assets in excess of liabilities—0.0%		77,837

Net Assets—100.0%		$207,029,952

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$30,507,444
Unrealized depreciation	(3,697,617)

Net unrealized appreciation	$26,809,827

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

ADR—American Depositary Receipt

NV—Naamloze Vennootschaap (Dutch Corp.)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Diversified Fixed Income Fund

Schedule of Portfolio Investments

January 31, 2004

(Unaudited)

Principal Amount	Security Description	Value

Corporate Bonds (48.7%)
Consumer Discretionary (5.2%)
$6,000,000	Estee Lauder Cos., Inc., 6.00%, 1/15/12	$6,624,426
1,400,000	McDonald’s Corp., 6.50%, 8/1/07	1,562,750
2,500,000	Wal-Mart Stores, Inc., 8.85%, 1/2/15	3,252,200
3,175,000	Wendy’s International, Inc., 6.20%, 6/15/14	3,480,594

		14,919,970

Consumer Staples (4.0%)
1,388,000	Colgate-Palmolive Co., Series B, 7.60%, 5/19/25, MTN	1,748,880
3,615,000	Kraft Foods, Inc., 4.00%, 10/1/08	3,660,086
2,200,000	Procter & Gamble Co., 8.50%, 8/10/09	2,725,250
448,000	Ralston Purina Co., 7.88%, 6/15/25	564,280
2,495,000	SYSCO Corp., 7.25%, 4/15/07	2,825,588

		11,524,084

Energy (4.7%)
800,000	Amoco Argentina, 6.63%, 9/15/05	860,000
5,000,000	Amoco Co., 6.50%, 8/1/07	5,643,750
1,030,000	Atlantic Richfield Co., 8.50%, 4/1/12	1,299,382
1,028,000	ChevronTexaco Corp., 8.11%, 12/1/04, Chevron Corp. Guaranteed	1,084,540
4,227,000	Rowan Cos., Inc., Title XI Shipping Bonds, 5.88%, 3/15/12, U.S. Government Guaranteed	4,679,682

		13,567,354

Financials (17.7%)
Banking (4.1%)
975,000	Bank of New York Co., Inc., Series E, 2.20%, 5/12/06, MTN	976,098
3,000,000	Chase Manhattan Corp., 7.25%, 6/1/07	3,408,750
1,750,000	Mercantile Safe Deposit & Trust, 5.70%, 11/15/11	1,847,223
1,350,000	U.S. Bancorp, 5.10%, 7/15/07	1,443,829
4,000,000	Wells Fargo Co., 3.12%, 8/15/08	3,978,344

		11,654,244

Broker-Dealer (4.3%)
5,000,000	Goldman Sachs Group, Inc., 6.88%, 1/15/11	5,716,950
3,950,000	Merrill Lynch & Co., Inc., Series B, 3.38%, 9/14/07, MTN	3,985,005
2,500,000	Morgan Stanley Dean Witter & Co., 5.80%, 4/1/07	2,722,765

		12,424,720

Financial Services (6.4%)
2,000,000	General Electric Capital Corp., 5.00%, 2/15/07, MTN	2,127,258
3,000,000	General Electric Capital Corp., 8.63%, 6/15/08	3,616,842

Principal Amount	Security Description	Value

Corporate Bonds, continued
Financials, continued
Financial Services, continued
$2,000,000	General Motors Acceptance Corp., 4.50%, 7/15/06	$2,057,500
4,230,000	Pitney Bowes Credit Corp., 5.75%, 8/15/08	4,641,829
3,000,000	US Central Credit Union, 2.75%, 5/30/08	2,913,750
3,000,000	Wells Fargo Financial, Inc., 6.13%, 4/18/12	3,321,219

		18,678,398

Insurance (2.9%)
5,000,000	New York Life Global Funding, 5.38%, 9/15/13, MTN (b)	5,215,100
3,000,000	Protective Life Secured Trust, Series 2003-1, 3.70%, 11/24/08, MTN	3,010,311

		8,225,411

		50,982,773

Foreign Government (2.9%)
3,000,000	Province of Ontario, 3.28%, 3/28/08	3,007,500
5,000,000	Republic of Finland, 4.75%, 3/6/07	5,305,670

		8,313,170

Health Care (3.1%)
3,000,000	Schering-Plough Corp., 5.30%, 12/1/13	3,083,991
5,000,000	Zeneca Wilmington, Inc., 7.00%, 11/15/23	5,880,065

		8,964,056

Industrials (3.2%)
5,391,196	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18	6,138,758
3,000,000	General Electric Co., 5.00%, 2/1/13	3,077,391

		9,216,149

Sovereign Agency (1.8%)
5,000,000	Export Development Corp., 4.55%, 6/30/05	5,189,565

Supranational Agency (3.6%)
920,000	African Development Bank, 6.88%, 10/15/15	1,075,213
3,000,000	Asian Development Bank, 5.59%, 7/16/18	3,180,000
4,779,000	Inter-American Development Bank, 8.50%, 3/15/11	6,048,197

		10,303,410

Telecommunications (2.5%)
4,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	5,389,188
1,500,000	Southwestern Bell Telephone Co., 7.00%, 7/1/15	1,756,875

		7,146,063

Total Corporate Bonds (Cost $131,878,743)		140,126,594

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Diversified Fixed Income Fund

Schedule of Portfolio Investments, Continued

January 31, 2004

(Unaudited)

Principal Amount	Security Description	Value

Private Placements (6.0%)
Financials (5.3%)
$5,000,000	Berkshire Hathaway Financial, 4.20%, 12/15/10 (b)	$5,024,320
5,000,000	Monumental Global Funding II, 3.90%, 6/15/09 (b)	5,018,750
5,000,000	Nationwide Building Society, 2.63%, 1/30/07 (b)	4,994,140

		15,037,210

Materials (0.7%)
2,000,000	North Finance (Bermuda) Ltd., 7.00%, 9/15/05 (b)	2,131,552

Total Private Placements (Cost $17,011,409)		17,168,762

U.S. Government Agencies (26.3%)
Federal Farm Credit Bank (0.2%)
680,000	5.45%, 9/5/12	680,071

Federal Home Loan Bank (4.6%)
5,000,000	6.50%, 11/15/05	5,406,810
3,000,000	4.88%, 11/15/06	3,191,079
1,000,000	5.80%, 9/2/08	1,100,862
3,000,000	7.63%, 5/14/10	3,623,136

		13,321,887

Federal Home Loan Mortgage Corp. (9.7%)
2,075,000	6.75%, 5/30/06	2,290,530
2,000,000	2.00%, 5/21/07	1,999,722
5,000,000	4.50%, 7/23/07	5,074,715
4,200,000	3.75%, 2/20/08	4,205,800
7,000,000	4.15%, 12/18/08	6,985,041
6,675,000	6.25%, 3/5/12	7,193,033

		27,748,841

Federal National Mortgage Assoc. (5.1%)
5,000,000	5.50%, 5/2/06	5,354,755
5,000,000	6.00%, 5/15/08	5,561,525
1,000,000	6.88%, 9/10/12	1,104,763
2,600,000	4.60%, 6/5/18	2,526,696

		14,547,739

Housing & Urban Development (1.1%)
2,950,000	6.41%, 8/1/14	3,222,545

Shares or Principal Amount	Security Description	Value

U.S. Government Agencies, continued
Private Export Funding (2.2%)
$ 565,000	7.11%, 4/15/07	$638,450
3,100,000	6.67%, 9/15/09	3,561,125
2,200,000	4.97%, 8/15/13	2,271,500

		6,471,075

Small Business Administration Corp. (1.6%)
4,358,951	6.34%, 8/1/11	4,618,689

U.S. Agency for International Development (1.8%)
5,000,000	AID to Israel, 5.50%, 12/4/23	5,130,720

Total U.S. Government Agencies (Cost $72,110,635)		75,741,567

U.S. Treasury Bonds (6.4%)
6,400,000	7.25%, 5/15/16	8,064,006
2,850,000	7.88%, 2/15/21	3,840,822
3,000,000	6.25%, 8/15/23	3,468,633
2,850,000	5.50%, 8/15/28	3,018,863

Total U.S. Treasury Bonds (Cost $16,820,717)		18,392,324

U.S. Treasury Notes (10.9%)
4,000,000	7.25%, 8/15/04	4,132,660
1,000,000	7.50%, 2/15/05	1,064,454
5,415,000	6.50%, 5/15/05	5,766,553
5,000,000	5.75%, 11/15/05	5,356,840
3,000,000	6.63%, 5/15/07	3,391,407
7,000,000	5.63%, 5/15/08	7,768,089
4,000,000	4.00%, 11/15/12	3,998,128

Total U.S. Treasury Notes (Cost $30,401,228)		31,478,131

Investment Company (0.4%)
1,179,705	Victory Institutional Money Market Fund, Investor Shares	1,179,705

Total Investment Company (Cost $1,179,705)		1,179,705

Total Investments (Cost $269,402,437) (a)—98.7%		284,087,083
Other assets in excess of liabilities—1.3%		3,658,324

Net Assets—100.0%		$287,745,407

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$14,962,823
Unrealized depreciation	(278,177)

Net unrealized appreciation	$14,684,646

Aggregate cost for federal income tax purposes is substantially the same.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board.

MTN—Medium Term Note

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments

January 31, 2004

(Unaudited)

Principal Amount	Security Description	Value

Alternative Minimum Tax Paper (15.3%)
Hawaii (15.3%)
$ 3,000,000	Hawaii Airport System Revenue, 5.63%, 7/1/18, Callable 7/1/21 @ 100, FGIC	$3,287,640
15,375,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	18,617,587
3,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, Callable 7/1/10 @ 101, AMBAC	3,247,020
11,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A, 6.60%, 1/1/25, Callable 1/1/05 @101, MBIA	11,572,330
5,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A, 6.20%, 5/1/26, Callable 5/1/06 @ 101, MBIA	5,469,800
7,200,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.65%, 10/1/27, Callable 10/1/12 @ 101, MBIA	7,772,040
2,650,000	Hawaii Harbor Capital Improvement Revenue, 6.10%, 7/1/07, Callable 7/1/04 @102, FGIC	2,749,587
4,660,000	Hawaii Harbor Capital Improvement Revenue, 6.38%, 7/1/24, Callable 7/1/04 @ 102, FGIC	4,839,317
1,500,000	Hawaii Harbor System Revenue, Series B, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,628,025
1,215,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, 6.00%, 7/1/26, Callable 7/1/04 @ 102, FNMA	1,239,422

Total Alternative Minimum Tax Paper (Cost $54,219,944)		60,422,768

Municipal Bonds (83.7%)
Arizona (1.9%)
1,000,000	Maricopa School District No. 69 Paradise Valley GO, 5.40%, 7/1/12, Callable 7/1/05 @ 101, MBIA	1,064,070
1,000,000	Mesa GO, 5.00%, 7/1/13, FGIC	1,128,410

Principal Amount	Security Description	Value

Municipal Bonds, continued
Arizona, continued
$ 2,150,000	Phoenix Civic Improvement Corp. Revenue, 5.25%, 7/1/16, Callable 7/1/27 @ 100, MBIA	$2,337,566
2,510,000	Scottsdale GO, 5.38%, 7/1/16, Callable 7/1/11 @ 101	2,834,116

		7,364,162

Arkansas (0.2%)
445,000	Cabot School District No. 4 Lonoke County GO, 3.30%, 2/1/13, Callable 8/1/08 @100, AMBAC	438,521
490,000	Sheridan School District No. 37 GO, 4.50%, 2/1/16, Callable 8/1/08 @100, AMBAC	501,397

		939,918

California (0.8%)
2,745,000	San Francisco City & County Airport Community International Airport Revenue, Second Series, 5.63%, 5/1/21, Callable 5/1/06 @ 101, FGIC	2,971,161

Colorado (0.2%)
600,000	Adams & Arapahoe Counties School District No. 28 GO, Series C, 5.35%, 12/1/15, Callable 12/1/06 @ 102, FGIC	661,704

Florida (6.5%)
700,000	Florida State Board of Education Capital Outlay GO, Series 99E, 5.25%, 6/1/12, Callable 6/1/11 @ 101	798,560
3,000,000	Florida State Board of Education Capital Outlay GO, Series C, 5.88%, 6/1/20, Callable 6/1/10 @ 101, FGIC	3,476,880
5,000,000	Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.50%, 7/1/17, Callable 7/1/05 @ 101, FGIC	5,351,400
3,500,000	Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.75%, 7/1/17, Callable 7/1/10 @ 101	4,046,280
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,402,780
4,875,000	Orange County Public Service Tax Revenue, 6.00%, 10/1/24, Callable 10/1/05 @ 102, FGIC	5,348,460
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17	4,677,632

		26,101,992

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2004

(Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds, continued
Georgia (2.9%)
$390,000	Georgia Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Escrowed to Maturity, MBIA	$497,348
6,420,000	Georgia Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, MBIA	8,108,202
2,330,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	2,817,553

		11,423,103

Hawaii (43.6%)
1,000,000	Hawaii County GO, Series A, 4.70%, 2/1/07, Callable 2/1/06 @ 101.5, FGIC	1,068,710
2,000,000	Hawaii County GO, Series A, 5.50%, 5/1/08, FGIC	2,261,480
1,000,000	Hawaii County GO, Series A, 4.90%, 2/1/09, Callable 2/1/06 @ 101.5, FGIC	1,071,170
1,810,000	Hawaii County GO, Series A, 5.00%, 2/1/10, Callable 2/1/06 @ 101.5, FGIC	1,941,605
2,095,000	Hawaii County GO, Series A, 5.10%, 2/1/13, Callable 2/1/06 @ 101.5, FGIC	2,231,364
605,000	Hawaii County GO, Series A, 5.60%, 5/1/13, FGIC	706,108
1,065,000	Hawaii County GO, Series A, 5.50%, 7/15/14, FGIC	1,213,291
2,320,000	Hawaii County GO, Series A, 5.20%, 2/1/15, Callable 2/1/06 @ 101.5, FGIC	2,461,450
1,340,000	Hawaii County GO, Series A, 5.50%, 7/15/15, FGIC	1,522,789
2,000,000	Hawaii County GO, Series A, 5.50%, 5/15/16, Callable 5/15/09 @ 101, FSA	2,249,060
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 4.95%, 4/1/12, MBIA	3,344,580
2,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.50%, 12/1/14, Callable 12/1/09 @ 101, AMBAC	2,277,520
1,700,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Kapiolani Health Care System, 6.30%, 7/1/08, Callable 3/8/04 @ 102, MBIA	1,738,709

Principal Amount	Security Description	Value

Municipal Bonds, continued
Hawaii, continued
$3,680,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Kapiolani Health Care System, 6.40%, 7/1/13, Callable 3/8/04 @ 102, MBIA	$3,763,941
1,455,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series A, 5.88%, 7/1/11, Callable 7/1/06 @ 102	1,631,579
3,245,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series A, 6.05%, 7/1/16, Callable 7/1/06 @ 102	3,652,183
3,500,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series B, 5.25%, 7/1/23, Callable 7/1/08 @ 102, MBIA	3,692,395
2,795,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 5.70%, 7/1/13, Callable 7/1/04 @ 102, FNMA	2,867,810
1,325,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 6.90%, 7/1/16, Callable 3/8/04 @ 100, FNMA	1,337,747
5,980,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 5.85%, 7/1/17, Callable 7/1/04 @ 102, FNMA	6,126,270
3,475,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 7.00%, 7/1/31, Callable 3/8/04 @ 100, FNMA	3,517,221
2,340,000	Hawaii Housing Finance & Development Corp., University of Hawaii Faculty Housing Project Revenue, 5.70%, 10/1/25, Callable 10/1/05 @ 101, AMBAC	2,492,755
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC	2,398,700
1,350,000	Hawaii State GO, Series CH, 4.75%, 11/1/11, MBIA	1,503,198
1,335,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, MBIA	1,475,162
3,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, FGIC	3,751,140
1,500,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,735,515

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2004

(Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds, continued
Hawaii, continued
$2,000,000	Hawaii State GO, Series CN, 5.50%, 3/1/14, Callable 3/1/07 @ 102, FGIC	$2,228,740
4,975,000	Hawaii State GO, Series CN, 5.25%, 3/1/15, Callable 3/1/07 @ 102, FGIC	5,483,694
5,255,000	Hawaii State GO, Series CP, 5.00%, 10/1/12, Callable 10/1/07 @ 101, FGIC	5,743,925
5,300,000	Hawaii State GO, Series CP, 5.00%, 10/1/13, Callable 10/1/07 @ 101, FGIC	5,736,932
4,310,000	Hawaii State GO, Series CP, 5.00%, 10/1/15, Callable 10/1/07 @ 101, FGIC	4,618,639
3,000,000	Hawaii State GO, Series CP, 5.00%, 10/1/16, Callable 10/1/07 @ 101, FGIC	3,204,090
2,050,000	Hawaii State GO, Series CP, 5.00%, 10/1/17, Callable 10/1/07 @ 101, FGIC	2,179,970
3,150,000	Hawaii State GO, Series CR, 5.00%, 4/1/16, Callable 4/1/08 @ 101, MBIA	3,381,305
5,500,000	Hawaii State GO, Series CR, 5.00%, 4/1/17, Callable 4/1/08 @ 101, MBIA	5,875,099
2,000,000	Hawaii State GO, Series CT, 5.88%, 9/1/16, Prerefunded 9/1/09 @ 101, FSA	2,366,600
2,000,000	Hawaii State GO, Series CT, 5.88%, 9/1/17, Prerefunded 9/1/09 @ 101, FSA	2,366,600
1,000,000	Hawaii State GO, Series CU, 5.50%, 10/1/17, MBIA	1,169,550
3,000,000	Hawaii State GO, Series CV, 5.25%, 8/1/21, Callable 8/1/11 @ 100, FGIC	3,198,690
1,000,000	Hawaii State Highway Revenue, 5.25%, 7/1/14, Callable 7/1/08 @ 101, FGIC	1,105,810
2,000,000	Hawaii State Highway Revenue, 5.38%, 7/1/14, Callable 7/1/11 @ 100, FSA	2,244,180
2,325,000	Hawaii State Highway Revenue, 5.38%, 7/1/15, Callable 7/1/11 @ 100, FSA	2,596,002
1,250,000	Hawaii State Highway Revenue, 5.25%, 7/1/16, Callable 7/1/06 @ 102, MBIA	1,371,675
1,350,000	Hawaii State Highway Revenue, 5.38%, 7/1/17, Callable 7/1/10 @ 100, FSA	1,498,230
2,530,000	Hawaii State Highway Revenue, 5.38%, 7/1/18, Callable 7/1/10 @ 100, FSA	2,801,646

Principal Amount	Security Description	Value

Municipal Bonds, continued
Hawaii, continued
$2,125,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, Escrowed to Maturity, FGIC	$2,525,860
875,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, FGIC	1,035,265
4,820,000	Honolulu City & County GO, Series A, 5.75%, 4/1/11, Escrowed to Maturity, FGIC	5,681,575
465,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, Escrowed to Maturity, FGIC	549,528
1,865,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, FGIC	2,185,015
1,010,000	Honolulu City & County GO, Series A, 5.00%, 11/1/12, Callable 11/1/05 @ 101, MBIA	1,080,549
850,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, Escrowed to Maturity, FGIC	1,007,497
3,345,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, FGIC	3,938,804
5,000	Honolulu City & County GO, Series A, 5.63%, 9/1/13, Callable 9/1/06 @ 102, FGIC	5,566
1,670,000	Honolulu City & County GO, Series A, 5.63%, 9/1/13, Prerefunded 9/1/08 @ 100, FGIC	1,911,348
3,500,000	Honolulu City & County GO, Series A, 5.38%, 9/1/18, Callable 9/1/11 @ 100, FSA	3,862,215
1,000,000	Honolulu City & County GO, Series B, 5.13%, 7/1/10, Callable 7/1/09 @ 101, FGIC	1,126,120
295,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, Escrowed to Maturity, FGIC	340,406
640,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, FGIC	731,744
2,595,000	Honolulu City & County GO, Series B, 5.13%, 7/1/18, Callable 7/1/09 @ 101, FGIC	2,777,480
2,500,000	Honolulu City & County GO, Series C, 5.13%, 7/1/16, Callable 7/1/09 @ 101, FGIC	2,703,825
2,000,000	Honolulu City & County Waste Water System Revenue, Junior Series, 5.00%, 7/1/23, Callable 7/1/09 @ 101, FGIC	2,059,540
2,320,000	Honolulu City & County Water GO, 6.00%, 12/1/11, Escrowed to Maturity, FGIC	2,809,311
935,000	Honolulu City & County Water GO, 6.00%, 12/1/14, Escrowed to Maturity, FGIC	1,141,233
1,340,000	Kauai County GO, Series C, 5.90%, 8/1/09, AMBAC	1,568,684

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2004

(Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds, continued
Hawaii, continued
$1,000,000	Maui County GO, 6.00%, 12/15/08, FGIC	$1,169,310
1,005,000	Maui County GO, Series A, 5.10%, 9/1/11, Callable 9/1/07 @ 101, FGIC	1,110,294
1,160,000	Maui County GO, Series A, 5.13%, 3/1/15, Callable 3/1/08 @ 101, FGIC	1,260,874
2,040,000	Maui County GO, Series A, 5.38%, 3/1/17, Callable 3/1/08 @ 101, FGIC	2,242,552
1,125,000	Maui County GO, Series C, 5.25%, 3/1/18, FGIC	1,215,191
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, FGIC	1,139,660
1,205,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/22, Callable 7/15/12 @ 100, FGIC	1,314,510
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/29, Callable 7/15/12 @ 100, FGIC	1,074,690

		172,773,475

Illinois (1.2%)
1,000,000	Central Lake County Joint Action Water Agency Revenue, 5.25%, 5/1/13, AMBAC	1,136,260
3,230,000	Chicago GO, Series A, 5.38%, 1/1/14, Callable 7/1/12 @ 100, AMBAC	3,660,204

		4,796,464

Kansas (1.6%)
3,725,000	Burlington Pollution Control Revenue, Kansas Gas & Electric Co. Project, 7.00%, 6/1/31, Callable 3/8/04 @ 101, MBIA	3,927,193
2,195,000	Kansas City Utilities System Revenue, 6.38%, 9/1/23, Callable 9/1/04 @ 102, FGIC	2,307,428

		6,234,621

Kentucky (0.4%)
1,250,000	Kentucky State Property & Buildings Commission Revenue, 2nd Series, 5.50%, 11/1/16, FSA	1,416,663

Massachusetts (1.8%)
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,174,700
5,000,000	Massachusetts State GO, Series D, 5.25%, 11/1/17, MBIA	5,786,799
80,000	Massachusetts State Water Pollution Abatement Revenue, Series 2, 5.70%, 2/1/13, Callable 2/1/05 @ 102	84,880

		7,046,379

Principal Amount	Security Description	Value

Municipal Bonds, continued
Michigan (4.3%)
$3,000,000	Caledonia Community Schools GO, 5.50%, 5/1/23, Callable 5/1/10 @ 100, FGIC	$3,300,090
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Callable 10/1/10 @ 101	3,533,760
1,500,000	Michigan State Building Authority Revenue, Series II, 5.00%, 10/15/12, Callable 10/15/07 @ 101	1,676,355
3,000,000	Michigan State GO, 5.50%, 12/1/13	3,497,760
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, FGIC	2,795,047
2,250,000	Saline Area Schools GO, 5.50%, 5/1/15, Callable 5/1/05 @ 101, FGIC	2,382,615

		17,185,627

Minnesota (0.3%)
1,000,000	St. Paul Special Assessment GO, Series B, 5.00%, 3/1/13	1,081,730

Missouri (0.6%)
2,000,000	University of Missouri Revenue, Series B, 5.38%, 11/1/16	2,240,760

New Mexico (0.5%)
1,625,000	Sante Fe Gross Receipts Tax Revenue, Series B, 5.63%, 6/1/16, Callable 6/1/06 @ 102, AMBAC	1,794,666

New York (2.3%)
5,000,000	New York State Thruway Authority General Revenue, Series D, 5.50%, 1/1/16, Callable 1/1/07 @ 102	5,547,100
2,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series A, 5.80%, 4/1/18, Callable 4/1/10 @ 101, FSA	2,298,860
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,140,740

		8,986,700

Ohio (3.0%)
2,320,000	Cleveland Package Facilities Revenue, 5.50%, 9/15/16, Callable 9/15/06 @ 102, MBIA	2,578,634
3,165,000	Columbus Municipal Airport Authority Revenue, Port Columbus Improvement, Series B, 5.00%, 1/1/16, Callable 1/1/08 @ 101, AMBAC	3,349,076
1,000,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, AMBAC	1,091,420

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2004

(Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds, continued
Ohio, continued
$1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, FSA	$1,142,670
2,250,000	Ohio State Community Turnpike Revenue, Series B, 5.50%, 2/15/12, FSA	2,608,718
1,000,000	Ohio State Water Development Authority Pollution Control Facilities Revenue, 5.50%, 12/1/15, Callable 6/1/05 @ 101, MBIA	1,066,730

		11,837,248

Oregon (2.3%)
3,100,000	Clackamas Community College District GO, 5.25%, 6/15/16, Callable 6/15/11 @ 100, FGIC	3,417,626
5,000,000	Portland Sewer System Revenue, Series A, 5.75%, 8/1/18, Callable 8/1/10 @ 100, FGIC	5,757,849

		9,175,475

Puerto Rico (0.4%)
1,500,000	Puerto Rico Commonwealth Public Improvement GO, Series A, 5.50%, 7/1/13, FGIC	1,758,360

Tennessee (1.7%)
4,730,000	Shelby County GO, Series A, 5.63%, 4/1/15, Callable 4/1/05 @ 101	4,994,502
1,600,000	Shelby County GO, Series B, 5.25%, 8/1/17, Callable 8/1/07 @ 101	1,751,888

		6,746,390

Virginia (2.8%)
3,650,000	Norfolk Water Revenue, 5.75%, 11/1/13, Callable 11/1/05 @ 102, MBIA	3,987,406
1,750,000	Richmond GO, Series B, 5.20%, 1/15/14, Callable 1/15/06 @ 102, FGIC	1,891,488

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued
Virginia, continued
$ 5,000,000	Virginia State Public School Authority Special Obligation Chesapeake School Financing Revenue, 5.63%, 6/1/15, Callable 6/1/05 @ 102	$5,391,100

		11,269,994

Washington (4.1%)
$ 3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, FGIC	3,686,767
3,000,000	King County Sewer Revenue, Second Series, 6.25%, 1/1/14, Callable 1/1/09 @ 101, FGIC	3,520,290
1,000,000	Snohomish County GO, 5.70%, 12/1/14, Callable 12/1/09 @ 100, MBIA	1,140,980
2,880,000	Snohomish County Limited Tax GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, MBIA	3,255,898
4,000,000	Washington State GO, Series A, 5.63%, 7/1/19, Callable 7/1/10 @ 100	4,491,360

		16,095,295

Wisconsin (0.3%)
1,000,000	Milwaukee Sewerage Revenue, Series S4, 5.00%, 6/1/18, Callable 6/1/13 @ 100, FGIC	1,067,510

Total Municipal Bonds (Cost $297,409,573)		330,969,397

Investment Company (0.0%)
150,154	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares	150,154

Total Investment Company (Cost $150,154)		150,154

Total Investments (Cost $351,779,671) (a)—99.0%		391,542,319
Other assets in excess of liabilities—1.0%		4,049,081

Net Assets—100.0%		$395,591,400

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$39,762,648
Unrealized depreciation	(—)

Net unrealized appreciation	$39,762,648

Aggregate cost for federal income tax purposes is substantially the same.

AMBAC—Insured by AMBAC Indemnity Corporation

FGIC—Insured by the Financial Guaranty Insurance Company

FNMA—Insured by Federal National Mortgage Association collateral

FSA—Insured by Financial Security Assurance

GO—General Obligation

MBIA—Insured by MBIA, Inc.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Short Intermediate U.S. Government Securities Fund

Schedule of Portfolio Investments

January 31, 2004

(Unaudited)

Principal Amount	Security Description	Value

U.S. Government Agencies (81.2%)
Federal Farm Credit Bank (16.6%)
$2,395,000	0.95%, 2/2/04	$2,394,873
2,000,000	3.875%, 12/15/04	2,045,000
2,000,000	3.875%, 2/1/05	2,050,043
1,000,000	5.75%, 2/9/05	1,044,320
1,000,000	1.75%, 4/8/05	1,000,746
2,000,000	2.125%, 8/15/05	2,011,772
500,000	5.10%, 11/9/05	527,658
10,000	6.50%, 11/22/05	10,812
1,000,000	5.50%, 6/15/06	1,073,750
1,825,000	2.95%, 9/8/06	1,840,195
250,000	6.30%, 8/8/07	278,259
200,000	6.52%, 9/24/07	224,397
500,000	3.625%, 11/19/07	500,042
1,000,000	2.95%, 6/12/08	985,949

		15,987,816

Federal Home Loan Bank (61.6%)
900,000	5.25%, 2/13/04	901,273
1,500,000	3.375%, 6/15/04	1,512,782
1,000,000	4.75%, 6/28/04	1,014,943
1,000,000	2.25%, 8/13/04	1,005,999
500,000	3.375%, 11/15/04	508,750
1,000,000	4.125%, 11/15/04	1,022,500
300,000	4.375%, 2/15/05	309,375
1,500,000	5.25%, 5/13/05	1,571,729
500,000	6.955%, 7/15/05	538,750
1,000,000	3.25%, 8/15/05	1,023,632
1,000,000	6.875%, 8/15/05	1,079,164
15,000	6.34%, 10/19/05	16,146
100,000	6.50%, 11/15/05	108,136
500,000	2.50%, 12/15/05	505,614
1,000,000	5.29%, 1/27/06	1,062,537
1,000,000	2.60%, 2/24/06	1,000,814
500,000	2.50%, 3/10/06	500,649
2,000,000	2.50%, 3/24/06	2,003,472
7,000,000	2.125%, 5/15/06	6,986,552
5,000,000	5.375%, 5/15/06	5,351,764
1,000,000	2.20%, 6/5/06	998,526
500,000	1.90%, 7/7/06	495,236
1,000,000	5.25%, 8/15/06	1,071,250
1,000,000	2.875%, 9/15/06	1,012,500
1,000,000	2.75%, 9/29/06	1,005,652
150,000	4.61%, 11/6/06	158,438
1,000,000	4.875%, 11/15/06	1,063,693
2,000,000	6.79%, 2/5/07	2,240,046
3,000,000	4.875%, 2/15/07	3,195,357

Principal Amount	Security Description	Value

U.S. Government Agencies, continued
Federal Home Loan Bank, continued
$ 890,000	5.00%, 3/8/07	$951,553
365,000	6.995%, 4/2/07	412,289
500,000	4.875%, 5/15/07	532,974
1,500,000	7.625%, 5/15/07	1,730,181
210,000	7.325%, 5/30/07	240,106
255,000	6.50%, 8/15/07	285,676
1,260,000	3.175%, 10/2/07	1,262,724
425,000	3.45%, 11/5/07	431,546
500,000	4.25%, 11/7/07	500,223
225,000	3.50%, 11/15/07	228,656
1,000,000	3.375%, 2/15/08	1,008,411
250,000	3.50%, 4/15/08	250,835
600,000	3.50%, 4/22/08	600,164
1,000,000	6.185%, 5/6/08	1,118,248
1,925,000	3.00%, 6/30/08	1,900,495
7,500,000	3.375%, 7/21/08	7,495,597
1,000,000	3.625%, 11/14/08	1,008,588

		59,223,545

Student Loan Marketing Assoc. (1.3%)
1,000,000	3.375%, 7/15/04	1,010,449
250,000	5.85%, 6/1/07	274,193

		1,284,642

Tennessee Valley Authority (1.7%)
1,500,000	6.375%, 6/15/05	1,595,625

Total U.S. Government Agencies (Cost $76,630,231)		78,091,628

U.S. Treasury Notes (17.9%)
248,000	5.875%, 2/15/04	248,500
493,000	6.00%, 8/15/04	506,076
300,000	6.50%, 5/15/05	319,477
200,000	6.50%, 8/15/05	215,047
200,000	3.00%, 11/15/07	202,305
1,000,000	3.00%, 2/15/08	1,007,696
7,000,000	2.625%, 5/15/08	6,923,441
250,000	3.25%, 8/15/08	252,569
6,000,000	3.125%, 9/15/08	6,020,862
1,500,000	3.125%, 10/15/08	1,503,633

Total U.S. Treasury Notes (Cost $17,196,856)		17,199,606

Total Investments (Cost $93,827,087) (a)—99.1%		95,291,234
Other assets in excess of liabilities—0.9%		905,985

Net Assets —100.0%		$96,197,219

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,639,090
Unrealized depreciation	(174,943)

Net unrealized appreciation	$1,464,147

Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments

January 31, 2004

(Unaudited)

Principal Amount	Security Description	Value

Alternative Minimum Tax Paper (7.4%)
Hawaii (5.9%)
$ 610,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	$738,649
1,000,000	Hawaii State Airport System Revenue, 4.75%, 7/1/06, FGIC	1,064,330
585,000	Hawaii State Harbor Capital Improvements Revenue, 5.80%, 7/1/04, FGIC	596,308
1,790,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, 4.75%, 7/1/06, FNMA	1,882,239

		4,281,526

Utah (1.5%)
1,000,000	Utah State Board of Regents Student Loan Revenue, Series N, 5.90%, 11/1/07, Callable 11/1/05 @ 102, AMBAC	1,084,990

Total Alternative Minimum Tax Paper (Cost $5,110,339)		5,366,516

Municipal Bonds (90.8%)
Colorado (1.6%)
1,200,000	Colorado Housing & Finance Authority Revenue, Class I, Series A-1, 0.96%*, 10/1/30, FHLB	1,200,000

Connecticut (0.0%)
25,000	Connecticut State GO, Series E, 4.75%, 3/15/08, Prerefunded 3/15/04 @ 101.50	25,485

Hawaii (50.0%)
775,000	Hawaii County GO, Series A, 5.20%, 5/1/04, FGIC	782,921
600,000	Hawaii County GO, Series A, 4.50%, 7/15/09, FSA	659,148
1,065,000	Hawaii County GO, Series A, 5.25%, 5/15/12, Callable 5/15/09 @ 101	1,183,098
2,275,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series A, 0.95%*, 7/1/26	2,275,000
2,000,000	Hawaii State Airport System Revenue, First Series, 5.60%, 7/1/04, MBIA	2,036,780
500,000	Hawaii State GO, Series BW, 6.40%, 3/1/09, FSA	592,390
500,000	Hawaii State GO, Series CC, 5.125%, 2/1/07	547,290
1,000,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,157,010
800,000	Hawaii State GO, Series CO, 6.00%, 9/1/05, FGIC	857,504
1,000,000	Hawaii State GO, Series CO, 6.00%, 9/1/06, FGIC	1,110,280
1,150,000	Hawaii State GO, Series CP, 5.50%, 10/1/07, FGIC	1,295,176
1,000,000	Hawaii State GO, Series CR, 5.25%, 4/1/13, Callable 4/1/08 @ 101, MBIA	1,107,740

Principal Amount	Security Description	Value

Municipal Bonds, continued
Hawaii, continued
$1,000,000	Hawaii State GO, Series CS, 5.00%, 4/1/07, MBIA	$1,094,250
1,000,000	Hawaii State GO, Series CT, 5.25%, 9/1/07, FSA	1,114,870
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, MBIA	1,176,690
1,250,000	Hawaii State GO, Series CV, 5.50%, 8/1/08, FGIC	1,422,638
250,000	Hawaii State GO, Series CX, 3.80%, 2/1/08, FSA	265,205
250,000	Hawaii State GO, Series CX, 4.00%, 2/1/09, FSA	267,495
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, FSA	1,139,770
1,000,000	Hawaii State Harbor System Revenue, Series A, 4.50%, 7/1/08, AMBAC	1,091,710
750,000	Hawaii State Highway Revenue, 4.85%, 7/1/09, FSA	836,618
250,000	Hawaii State Highway Revenue, 5.125%, 7/1/13, FSA	276,608
1,200,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 4.80%, 7/1/07, FNMA	1,286,364
1,000,000	Honolulu City & County GO, Series A, 5.00%, 3/1/08, MBIA	1,108,550
2,600,000	Honolulu City & County GO, Series A, 0.91%*, 1/1/10	2,600,000
1,000,000	Honolulu City & County GO, Series B, 0.91%*, 1/1/05	1,000,000
2,640,000	Honolulu City & County GO, Series C, 5.50%, 11/1/09, FGIC	3,053,397
1,150,000	Honolulu City & County Waste Water System Revenue, 5.00%, 7/1/09, FGIC	1,291,473
1,000,000	Honolulu City & County Waste Water System Revenue, Series SR, 5.00%, 7/1/07, AMBAC	1,101,480
1,000,000	Honolulu City & County Water Supply Revenue, Series A, 4.00%, 7/1/14, FGIC	1,030,930
285,000	Kauai County GO, Series B, 5.75%, 8/1/06, AMBAC	313,702
1,125,000	Maui County GO, Series B, 5.375%, 9/1/13, Callable 9/1/12 @ 100, MBIA	1,291,736

		36,367,823

Idaho (1.4%)
1,000,000	Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center Project, 0.98%*, 5/1/22	1,000,000

Illinois (1.6%)
1,000,000	Illinois State GO, First Series, 5.25%, 10/1/11, FSA	1,141,870

Kansas (1.6%)
1,075,000	Johnson County, Unified School District #233 GO, Series C, 5.00%, 9/1/05, FGIC	1,136,802

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2004

(Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds, continued
Michigan (7.8%)
$3,000,000	Eastern Michigan University Revenue, 0.98%*, 6/1/27, FGIC	$3,000,000
1,000,000	Huron Valley School District GO, 3.00%, 5/1/05	1,021,860
1,500,000	Michigan State Building Authority Revenue, Series II, 5.00%, 10/15/12, Callable 10/15/07@ 101	1,676,354

		5,698,214

Mississippi (1.9%)
1,200,000	Mississippi State GO, 5.50%, 9/1/09	1,369,464

Missouri (5.3%)
2,000,000	Kansas City Industrial Development Authority Revenue, Ewing Marion Kaufman Foundation, 0.98%*, 4/1/27	2,000,000
900,000	Missouri State Health & Educational Facilities Authority Revenue, Saint Louis University, Series A, 1.03%*, 10/1/09	900,000
1,000,000	Missouri State Health & Educational Facilities Authority Revenue, Washington University, Series D, 0.95%*, 9/1/30	1,000,000

		3,900,000

New Jersey (2.1%)
1,520,000	New Jersey State Transportation Corp., Capital Grant Revenue Anticipation Notes, Series B, 5.50%, 2/1/11, Continuously Callable @ 100, AMBAC	1,523,086

New York (3.1%)
1,000,000	Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A, 5.25%, 11/15/12, FSA	1,145,910
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,140,740

		2,286,650

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued
North Carolina (4.1%)
$2,975,000	Durham GO, 1.00%*, 2/1/11	$2,975,000

Pennsylvania (1.6%)
1,030,000	Philadelphia Water & Wastewater Revenue, Series B, 5.50%, 11/1/11, FGIC	1,195,850

Texas (2.7%)
1,000,000	Dallas GO, 3.125%, 2/15/12, AMBAC	987,740
1,000,000	Texas Municipal Power Agency Revenue, 3.75%, 9/1/05, Continuously Callable @ 100, AMBAC	1,013,400

		2,001,140

Utah (1.5%)
1,000,000	Utah State GO, Series F, 5.00%, 7/1/12, Prerefunded 7/1/07 @ 100	1,105,310

Washington (4.5%)
2,000,000	Seattle Municipal Light & Power Revenue, 5.00%, 11/1/09, FSA	2,244,200
1,000,000	Washington State GO, Series A, 5.80%, 9/1/08, Prerefunded 9/1/04 @ 100	1,028,030

		3,272,230

Total Municipal Bonds (Cost $64,081,993)		66,198,924

Investment Company (0.9%)
677,415	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares	677,415

Total Investment Company (Cost $677,415)		677,415

Total Investment (Cost $69,869,747) (a)—99.1%		72,242,855
Other assets in excess of liabilities—0.9%		675,834

Net Assets—100.0%		$72,918,689

*	Variable rate security. Rate represents rate in effect on January 31, 2004. Maturity reflects final maturity date.
(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,396,200
Unrealized depreciation	(23,092)

Net unrealized appreciation	$2,373,108

Aggregate cost for federal income tax purposes is substantially the same.

AMBAC—Insured by AMBAC Indemnity Corporation

FGIC—Insured by the Financial Guaranty Insurance Company

FHLB—Insured by the Federal Home Loan Bank collateral

FNMA—Insured by Federal National Mortgage Association collateral

FSA—Insured by Financial Security Assurance

GO—General Obligation

MBIA—Insured by MBIA, Inc.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Ultra Short Government Fund

Schedule of Portfolio Investments

January 31, 2004

(Unaudited)

Principal Amount	Security Description	Value

U.S. Government Agencies (92.1%)
Federal Farm Credit Bank (34.1%)
$60,568,000	0.95%, 2/2/04	$60,564,804
750,000	5.10%, 6/7/04	760,474
7,000,000	5.00%, 7/16/04	7,122,500
1,000,000	8.06%, 1/4/05	1,061,730
2,000,000	3.875%, 2/1/05	2,050,044
3,000,000	1.75%, 4/8/05	3,002,238
2,000,000	1.70%, 1/3/06	1,988,208
2,000,000	2.48%, 2/27/06	2,011,182
1,385,000	2.10%, 3/17/06	1,383,447
440,000	2.48%, 4/7/06	440,845
2,000,000	2.88%, 6/29/06	2,012,192
2,000,000	2.95%, 9/8/06	2,016,652

		84,414,316

Federal Home Loan Bank (48.7%)
1,000,000	3.20%, 2/13/04	1,000,742
2,000,000	5.25%, 2/13/04	2,002,828
250,000	5.40%, 3/1/04	250,864
1,500,000	4.875%, 4/16/04	1,511,706
9,000,000	4.875%, 5/14/04	9,096,839
1,500,000	3.375%, 6/15/04	1,512,782
8,000,000	4.75%, 6/28/04	8,119,543
1,000,000	2.25%, 8/13/04	1,005,999
2,500,000	4.625%, 8/13/04	2,546,875
6,000,000	6.25%, 8/13/04	6,165,000
200,000	6.00%, 9/15/04	205,946
1,650,000	1.40%, 9/17/04	1,650,365
1,500,000	3.625%, 10/15/04	1,525,305
1,435,000	3.375%, 11/15/04	1,460,113
1,000,000	4.125%, 11/15/04	1,022,500
1,500,000	4.125%, 1/14/05	1,539,656
500,000	1.875%, 2/15/05	502,594
240,000	4.375%, 2/15/05	247,500
500,000	4.00%, 4/25/05	515,121
2,090,000	7.25%, 5/13/05	2,243,316
1,000,000	2.01%, 6/17/05	1,000,900
1,500,000	6.955%, 7/15/05	1,616,250
3,380,000	1.75%, 7/29/05	3,380,554
5,380,000	2.225%, 11/15/05	5,381,953
4,000,000	2.25%, 12/15/05	4,022,948
500,000	2.50%, 12/15/05	505,614
1,000,000	1.83%, 12/30/05	996,730
3,500,000	2.55%, 1/6/06	3,500,378
1,300,000	1.80%, 1/23/06	1,293,683
1,000,000	5.29%, 1/27/06	1,062,537
2,000,000	2.00%, 2/13/06	1,996,546
1,000,000	2.16%, 2/17/06	1,000,129
365,000	2.40%, 2/24/06	365,255

Principal Amount	Security Description	Value

U.S. Government Agencies, continued
Federal Home Loan Bank, continued
$ 500,000	2.50%, 3/10/06	$500,649
125,000	2.00%, 3/30/06	124,584
1,500,000	2.52%, 3/30/06	1,502,996
5,900,000	2.40%, 4/14/06	5,910,537
1,000,000	2.55%, 4/28/06	1,002,800
4,000,000	2.125%, 5/15/06	3,992,316
3,000,000	2.70%, 5/17/06	3,001,545
1,000,000	2.40%, 5/19/06	1,001,943
1,500,000	2.35%, 6/2/06	1,500,074
1,000,000	2.20%, 6/5/06	998,526
1,500,000	1.875%, 6/15/06	1,489,242
5,415,000	1.90%, 7/7/06	5,363,400
2,000,000	2.08%, 7/14/06	1,988,738
3,780,000	2.285%, 7/28/06	3,774,602
4,600,000	2.65%, 8/3/06	4,600,202
1,000,000	2.55%, 8/14/06	1,000,388
8,000,000	2.375%, 8/15/06	8,003,480
1,000,000	2.70%, 8/21/06	1,000,690
500,000	3.04%, 9/12/06	500,908
500,000	3.00%, 10/17/06	500,332
1,000,000	2.54%, 12/5/06	999,487
1,690,000	2.875%, 12/29/06	1,698,654

		120,705,164

Student Loan Marketing Assoc. (6.2%)
13,200,000	5.00%, 6/30/04	13,425,601
2,000,000	3.375%, 7/15/04	2,020,898

		15,446,499

Tennessee Valley Authority (3.1%)
7,500,000	4.75%, 7/15/04	7,621,875

Total U.S. Government Agencies (Cost $226,825,645)		228,187,854

U.S. Treasury Notes (7.0%)
399,000	1.25%, 5/31/05	398,252
6,000,000	1.50%, 7/31/05	6,000,240
2,000,000	2.00%, 8/31/05	2,013,672
9,000,000	2.00%, 5/15/06	9,010,197

Total U.S. Treasury Notes (Cost $17,359,628)		17,422,361

Total Investments (Cost $244,185,273) (a)—99.1%		245,610,215
Other assets in excess of liabilities—0.9%		2,199,783

Net Assets—100.0%		$247,809,998

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,451,924
Unrealized depreciation	(26,983)

Net unrealized appreciation	$1,424,942

Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements

January 31, 2004

(Unaudited)

1.	Organization

Pacific Capital Funds (the “Trust”) was organized on October 30, 1992, and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (individually, a “Fund” and collectively, the “Funds”): New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund, Short Intermediate U.S. Government Securities Fund, Tax-Free Short Intermediate Securities Fund and Ultra Short Government Fund. The Trust is authorized to issue an unlimited number of shares without par value in three classes of shares for each Fund: Class A, Class B and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to sales charges, distribution (12b-1) fees paid by Class A and B shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Effective June 1, 2003, the offering of Class B shares by all the Funds of the Trust was suspended. On and after June 1, 2003, investors are not able to make new purchases of Class B shares, except dividend or distribution reinvestments in Class B shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments and options of the Funds for which the primary market is a national securities exchange are valued at the last reported sale price, or official closing price, on the day of valuation. In the absence of any sale of such securities on the valuation date, the valuations are based on the mean of the latest quoted bid and asked prices. Securities, including thinly traded, unlisted, and restricted securities, for which market quotations are not readily available, are valued at fair market value by The Asset Management Group of Bank of Hawaii (the “Advisor”) under the supervision of the Trust’s Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. Money market instruments and other debt securities maturing in 60 days or less are valued at either amortized cost, which approximates market value, or at original cost which combined with accrued interest, approximates market value. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security. Investments in foreign securities, currency holdings and other assets and liabilities of New Asia Growth Fund and International Stock Fund are valued based on quotations from the primary market in which they are traded and translated from the local currency into U.S. dollars using current exchange rates.

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2004

(Unaudited)

Securities Transactions and Related Income:

Securities transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translation:

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the New Asia Growth Fund and International Stock Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transactions.

The New Asia Growth Fund and International Stock Fund do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

Forward Currency Exchange Contracts:

The New Asia Growth Fund and International Stock Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot (typically a contract of one week or less) contracts or forward (contract length over one week) contracts. Spot contracts are entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. These Funds enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts for the purpose of earning foreign currency gains). Foreign currency exchange contracts are adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the Diversified Fixed Income Fund, Tax-Free Securities Fund, Short Intermediate U.S. Government Securities Fund, Tax-Free Short Intermediate Securities Fund

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2004

(Unaudited)

and Ultra Short Government Fund. Dividends from net investment income are declared and paid quarterly for the New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund. Distributable net realized capital gains, if any, are declared and distributed annually for all the Funds.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Credit Risk:

The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund have a majority of their investments in the securities of issuers in Hawaii. Such concentration may subject the Fund to the effects of economic changes occurring within the State.

The New Asia Growth Fund has a majority of its investments in securities of the Far East Asia region. Such concentration may subject the Fund to the effects of economic changes occurring within the region.

Allocation Methodology:

Expenses directly related to one Fund are charged to that Fund. Other operating expenses for the Funds or the Trust are prorated to the Funds on the basis of relative net assets or other appropriate basis.

Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Class specific expenses are charged directly to the class incurring the expense.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities) for the six months ended January 31, 2004 are as follows:

	Purchases	Sales
New Asia Growth Fund	$12,813,882	$14,810,920
International Stock Fund	54,990,538	67,422,704
Small Cap Fund	58,140,823	44,245,361
Mid-Cap Fund	2,917,381	397,969
Growth Stock Fund	69,180,158	58,973,902
Growth and Income Fund	13,594,769	25,918,279
Value Fund	76,686,266	115,918,086
Diversified Fixed Income Fund	97,997,271	57,591,057
Tax-Free Securities Fund	3,102,897	18,605,723
Short Intermediate U.S. Government Securities Fund	30,173,532	14,965,602
Tax-Free Short Intermediate Securities Fund	10,173,689	2,325,000
Ultra Short Government Fund	87,568,662	35,520,000

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2004

(Unaudited)

4.	Transactions with Affiliates

Investment advisory services are provided to the Trust by the Advisor. For the Advisor’s services, the Funds pay the Advisor as follows: New Asia Growth Fund and Ultra Short Government Fund—0.40% of the Funds’ average daily net assets; International Stock Fund—0.45% of the Fund’s average daily net assets; Small Cap Fund, Short Intermediate U.S. Government Securities Fund and Tax-Free Short Intermediate Securities Fund—0.50% of the Funds’ average daily net assets; Mid-Cap Fund, Diversified Fixed Income Fund and Tax-Free Securities Fund—0.60% of the Funds’ average daily net assets; Growth Stock Fund, Growth and Income Fund, and Value Fund—0.80% of the Funds’ average daily net assets. Certain Trustees and officers of the Trust are employees of either the Advisor or its affiliates and are not paid any fees directly by the Trust for serving in such capacities.

First State (Hong Kong) LLC is the Sub-Advisor to the New Asia Growth Fund. Nicholas-Applegate Capital Management (“NACM”) is the Sub-Advisor to the International Stock Fund and the Small Cap Fund. Bankoh Investment Partners, LLC is the Sub-Advisor to the Mid-Cap Fund. For the Sub-Advisors’ services, the Funds pay the Sub-Advisors as follows: New Asia Growth Fund—0.50% of the Fund’s average daily net assets; International Stock Fund—0.65% of the first $50 million of the Fund’s average daily net assets, and 0.60% of it’s average daily net assets in excess of $50 million; Small Cap Fund—0.60% of the first $50 million of the Fund’s average daily net assets, and 0.55% of it’s average daily net assets in excess of $50 million; Mid-Cap Fund—0.20% of the Fund’s average daily net assets.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), and BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) are subsidiaries of The BISYS Group, Inc. BISYS, with whom certain officers of the Trust are affiliated, serves the Trust as principal underwriter and distributor. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust. BISYS Ohio serves the Trust as administrator. Under the terms of the administration agreement, BISYS Ohio’s fees are computed at an annual rate of 0.16% of the average daily net assets of each Fund. Bank of Hawaii (“BOH”) has entered into a sub-administration agreement with BISYS Ohio to serve as sub-administrator to the Trust. The administrator is solely responsible for paying BOH any fees for such services. BISYS Ohio may, from time to time, directly or through an affiliate, use it’s fee revenue, past profits, or other resources, without limitation, to pay promotional, administrative, shareholder support and other expenses to third parties, including broker-dealers, in connection with the offer and sale of shares of the Funds.

The Trust has adopted for the Class A and Class B shares of each of the Funds a Class A Distribution Plan and a Class B Distribution Plan (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans each Fund pays BISYS a fee which will not exceed on an annual basis, 0.75% and 1.00%, respectively, of the average daily net assets attributable to the Class A and Class B shares of each Fund. These fees are for payments BISYS makes to banks, including the Advisor or its affiliates, other institutions and broker/dealers, and for expenses BISYS and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance.

For the six months ended January 31, 2004, BISYS, as the Trust’s principal underwriter, received approximately $78,596 from commissions on sales of Class A and Class B shares, of which $4,980 was retained by the principal underwriter or other affiliated broker-dealer.

BISYS Ohio serves the Trust as fund accountant. Under the terms of the fund accounting agreement, BISYS Ohio is entitled to receive a fixed-dollar fee per Fund and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services.

BISYS Ohio serves the Trust as transfer agent. Under the terms of the transfer agency agreement, BISYS Ohio is entitled to receive fees and reimbursement for certain out-of-pocket expenses incurred in providing transfer agent services.

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2004

(Unaudited)

Fees may be voluntarily reduced or expenses reimbursed to assist the Funds in maintaining competitive expense ratios. These amounts are disclosed on the Statements of Operations.

5.	Capital Share Transactions:

Transactions in capital shares for the Trust were as follows:

	New Asia Growth Fund		International Stock Fund
	Amount	Shares	Amount	Shares
	For the Six Months Ended January 31, 2004		For the Six Months Ended January 31, 2004
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$39,228	3,427	$32,990	4,575
Dividends reinvested	4,133	348	—	—
Shares redeemed	(83,355)	(7,313)	(41,427)	(5,794)

Net Change	$(39,994)	(3,538)	$(8,437)	(1,219)

Class B:
Shares issued	$—	—	$53	—
Dividends reinvested	825	71	—	—
Shares redeemed	(9,031)	(819)	(5,702)	(817)

Net Change	$(8,206)	(748)	$(5,649)	(817)

Class Y:
Shares issued	$6,308,884	558,317	$6,417,068	878,676
Dividends reinvested	28,750	2,396	—	—
Shares redeemed	(7,689,649)	(689,747)	(18,430,485)	(2,536,273)

Net Change	$(1,352,015)	(129,034)	$(12,013,417)	(1,657,597)

	For the Year Ended July 31, 2003		For the Year Ended July 31, 2003
Class A:
Shares issued	$8,254,007	960,004	$15,931,966	2,721,226
Dividends reinvested	1,579	161	—	—
Shares redeemed	(8,565,630)	(986,327)	(16,261,026)	(2,764,493)

Net Change	$(310,044)	(26,162)	$(329,060)	(43,267)

Class B:
Shares issued	$55,524	6,676	$11,235	1,868
Shares redeemed	(55,546)	(6,424)	(87,797)	(14,984)

Net Change	$(22)	252	$(76,562)	(13,116)

Class Y:
Shares issued	$16,884,508	1,948,497	$18,694,187	3,153,781
Dividends reinvested	14,297	1,536	—	—
Shares redeemed	(13,706,030)	(1,531,287)	(10,546,609)	(1,760,198)

Net Change	$3,192,775	418,746	$8,147,578	1,393,583

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2004

(Unaudited)

5.	Capital Share Transactions (continued):

Transactions in capital shares for the Trust were as follows:

	Small Cap Fund		Mid-Cap Fund
	Amount	Shares	Amount	Shares
	For the Six Months Ended January 31, 2004		For the Period Ended January 31, 2004 (a)
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$1,741,346	113,658	$20,998	2,089
Dividends reinvested	62,098	4,030	—	—
Shares redeemed	(169,364)	(11,145)	—	—

Net Change	$1,634,080	106,543	$20,998	2,089

Class B:
Shares issued	$104,748	7,409	$—	—
Dividends reinvested	63,891	4,275	—	—
Shares redeemed	(101,488)	(6,715)	—	—

Net Change	$67,151	4,969	$—	—

Class Y:
Shares issued	$23,669,189	1,568,175	$15,803,126	1,579,999
Dividends reinvested	1,913,529	123,533	—	—
Shares redeemed	(13,528,243)	(905,074)	(520,247)	(51,222)

Net Change	$12,054,475	786,634	$15,282,879	1,528,777

	For the Year Ended July 31, 2003
Class A:
Shares issued	$274,132	24,441
Dividends reinvested	145,154	13,895
Shares redeemed	(242,169)	(22,036)

Net Change	$177,117	16,300

Class B:
Shares issued	$398,341	37,409
Dividends reinvested	233,202	22,863
Shares redeemed	(390,963)	(37,132)

Net Change	$240,580	23,140

Class Y:
Shares issued	$39,167,209	3,446,523
Dividends reinvested	5,596,681	534,466
Shares redeemed	(34,719,701)	(3,135,575)

Net Change	$10,044,189	845,414

(a)	Period from December 31, 2003 (commencement of operations) to January 31, 2004.

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2004

(Unaudited)

5.	Capital Share Transactions (continued):

Transactions in capital shares for the Trust were as follows:

	Growth Stock Fund		Growth and Income Fund
	Amount	Shares	Amount	Shares
	For the Six Months Ended January 31, 2004		For the Six Months Ended January 31, 2004
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$587,856	74,624	$357,755	32,081
Dividends reinvested	—	—	6,636	574
Shares redeemed	(942,381)	(117,052)	(645,568)	(56,013)

Net Change	$(354,525)	(42,428)	$(281,177)	(23,358)

Class B:
Shares issued	$63,577	8,355	$87,075	7,940
Shares redeemed	(586,930)	(76,993)	(307,030)	(28,698)

Net Change	$(523,353)	(68,638)	$(219,955)	(20,758)

Class Y:
Shares issued	$61,547,971	7,678,869	$17,486,454	1,561,069
Dividends reinvested	—	—	28,601	2,463
Shares redeemed	(60,046,984)	(7,303,697)	(30,597,227)	(2,706,595)

Net Change	$1,500,987	375,172	$(13,082,172)	(1,143,063)

	For the Year Ended July 31, 2003		For the Year Ended July 31, 2003
Class A:
Shares issued	$794,002	116,111	$458,084	47,199
Dividends reinvested	—	—	9,875	1,028
Shares redeemed	(2,226,355)	(333,103)	(1,003,144)	(105,049)

Net Change	$(1,432,353)	(216,992)	$(535,185)	(56,822)

Class B:
Shares issued	$408,072	62,518	$314,186	34,022
Shares redeemed	(2,314,827)	(357,992)	(1,507,241)	(163,869)

Net Change	$(1,906,755)	(295,474)	$(1,193,055)	(129,847)

Class Y:
Shares issued	$97,236,084	14,135,813	$54,447,192	5,651,480
Dividends reinvested	—	—	50,111	5,086
Shares redeemed	(68,267,887)	(9,536,077)	(45,452,881)	(4,545,501)

Net Change	$28,968,197	4,599,736	$9,044,422	1,111,065

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2004

(Unaudited)

5.	Capital Share Transactions (continued):

Transactions in capital shares for the Trust were as follows:

	Value Fund		Diversified Fixed Income Fund
	Amount	Shares	Amount	Shares
	For the Six Months Ended January 31, 2004		For the Six Months Ended January 31, 2004
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$268,938	34,679	$201,674	17,732
Dividends reinvested	8,257	1,022	185,460	16,467
Shares redeemed	(142,775)	(18,000)	(3,827,716)	(335,756)

Net Change	$134,420	17,701	$(3,440,582)	(301,557)

Class B:
Shares issued	$21,700	2,937	$31,179	2,735
Dividends reinvested	660	81	140,891	12,542
Shares redeemed	(72,342)	(9,466)	(588,127)	(52,032)

Net Change	$(49,982)	(6,448)	$(416,057)	(36,755)

Class Y:
Shares issued	$21,166,461	2,750,241	$65,702,600	5,737,629
Dividends reinvested	19,475	2,411	4,251,905	377,457
Shares redeemed	(56,935,882)	(7,327,716)	(28,180,352)	(2,466,304)

Net Change	$(35,749,946)	(4,575,064)	$41,774,153	3,648,782

	For the Year Ended July 31, 2003		For the Year Ended July 31, 2003
Class A:
Shares issued	$368,226	54,381	$10,551,678	916,978
Dividends reinvested	20,160	2,949	310,351	27,018
Shares redeemed	(375,626)	(55,445)	(8,796,698)	(762,287)

Net Change	$12,760	1,885	$2,065,331	181,709

Class B:
Shares issued	$174,581	25,618	$1,068,526	93,369
Dividends reinvested	3,507	524	212,372	18,528
Shares redeemed	(367,645)	(54,333)	(1,113,027)	(96,909)

Net Change	$(189,557)	(28,191)	$167,871	14,988

Class Y:
Shares issued	$89,512,632	13,483,447	$102,268,745	8,829,242
Dividends reinvested	43,711	6,378	2,893,514	252,121
Shares redeemed	(91,632,660)	(13,187,291)	(93,017,421)	(8,007,707)

Net Change	$(2,076,317)	302,534	$12,144,838	1,073,656

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2004

(Unaudited)

5.	Capital Share Transactions (continued):

Transactions in capital shares for the Trust were as follows:

	Tax-Free Securities Fund		Short Intermediate U.S. Government Securities Fund
	Amount	Shares	Amount	Shares
	For the Six Months Ended January 31, 2004		For the Six Months Ended January 31, 2004
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$491,848	45,614	$2,726,738	273,312
Dividends reinvested	247,690	22,719	34,527	3,464
Shares redeemed	(1,315,239)	(121,470)	(2,580,012)	(258,030)

Net Change	$(575,701)	(53,137)	$181,253	18,746

Class B:
Dividends reinvested	$49,917	4,580	$—	—
Shares redeemed	(115,061)	(10,702)	—	—

Net Change	$(65,144)	(6,122)	$—	—

Class Y:
Shares issued	$9,517,285	870,407	$31,704,687	3,166,404
Dividends reinvested	1,900,485	174,183	301,172	30,267
Shares redeemed	(36,812,105)	(3,376,224)	(30,194,001)	(3,008,435)

Net Change	$(25,394,335)	(2,331,634)	$1,811,858	188,236

	For the Year Ended July 31, 2003		For the Year Ended July 31, 2003
Class A:
Shares issued	$2,148,066	195,318	$12,283,053	1,215,990
Dividends reinvested	455,258	41,614	61,059	6,055
Shares redeemed	(2,409,293)	(219,713)	(9,104,516)	(901,407)

Net Change	$194,031	17,219	$3,239,596	320,638

Class B:
Shares issued	$199,331	18,133	$—	—
Dividends reinvested	108,025	9,886	—	—
Shares redeemed	(1,073,333)	(98,782)	—	—

Net Change	$(765,977)	(70,763)	$—	—

Class Y:
Shares issued	$32,547,775	2,951,050	$55,975,493	5,526,973
Dividends reinvested	2,413,368	222,567	606,943	60,296
Shares redeemed	(79,990,466)	(7,261,015)	(28,971,109)	(2,860,109)

Net Change	$(45,029,323)	(4,087,398)	$27,611,327	2,727,160

Continued

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, Continued

January 31, 2004

(Unaudited)

5.	Capital Share Transactions (continued):

Transactions in capital shares for the Trust were as follows:

	Tax-Free Short Intermediate Securities Fund		Ultra Short Government Fund
	Amount	Shares	Amount	Shares
	For the Six Months Ended January 31, 2004		For the Six Months Ended January 31, 2004
	(Unaudited)		(Unaudited)
Class A:
Shares issued	$2,534,230	242,759	$304,952	29,811
Dividends reinvested	37,152	3,553	95,796	9,369
Shares redeemed	(229,562)	(21,863)	(4,580,594)	(448,559)

Net Change	$2,341,820	224,449	$(4,179,846)	(409,379)

Class B:
Shares issued	$—	—	$352,305	34,445
Dividends reinvested	—	—	10,700	1,047
Shares redeemed	—	—	(203,015)	(19,857)

Net Change	$—	—	$159,990	15,635

Class Y:
Shares issued	$12,861,274	1,224,446	$96,701,385	9,450,098
Dividends reinvested	37,417	3,560	496,476	48,549
Shares redeemed	(8,897,532)	(846,721)	(100,321,074)	(9,804,465)

Net Change	$4,001,159	381,285	$(3,123,213)	(305,818)

	For the Year Ended July 31, 2003		For the Year Ended July 31, 2003
Class A:
Shares issued	$336,781	32,272	$10,153,475	986,435
Dividends reinvested	64,372	6,171	344,808	33,490
Shares redeemed	(228,995)	(21,940)	(11,737,626)	(1,140,688)

Net Change	$172,158	16,503	$(1,239,343)	(120,763)

Class B:
Shares issued	$—	—	$939,560	91,194
Dividends reinvested	—	—	26,819	2,605
Shares redeemed	—	—	(361,943)	(35,197)

Net Change	$—	—	$604,436	58,602

Class Y:
Shares issued	$33,234,318	3,157,037	$192,951,426	18,738,665
Dividends reinvested	334,244	32,033	1,254,423	121,766
Shares redeemed	(19,441,424)	(1,844,448)	(137,634,410)	(13,362,464)

Net Change	$14,127,138	1,344,622	$56,571,439	5,497,967

Continued

6.	Redemption Fees

The New Asia Growth Fund and International Stock Fund may assess a redemption fee. This fee can be assessed on redemptions and exchanges of Fund shares within 90 days from the date the Fund shares were acquired. For the six months ended January 31, 2004, the New Asia Growth Fund and International Stock Fund did not assess any redemption fees.

7.	Federal Income Tax Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with applicable country’s tax rules and rates.

PACIFIC CAPITAL FUNDS — NEW ASIA GROWTH FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover (a)

CLASS A
Six Months Ended January 31, 2004 (e)	$9.77	$0.02	$2.70	$2.72	$(0.04)	$—	$(0.04)	$12.45	27.82	%(d)	$1,567	1.96	%(c)	0.35	%(c)	2.47	%(c)	46.81%
Year Ended July 31, 2003	9.83	0.02	(0.07)	(0.05)	(0.01)	—	(0.01)	9.77	(0.47%)		1,264	2.10%		0.22%		2.61%		110.44%
Year Ended July 31, 2002	9.42	(0.01)	0.42	0.41	—	—	—	9.83	4.35%		1,530	1.96%		(0.07%)		2.48%		70.55%
Year Ended July 31, 2001	12.50	(0.05)	(3.03)	(3.08)	—	—	—	9.42	(24.64%)		1,673	1.98%		(0.40%)		2.53%		115.95%
Year Ended July 31, 2000	10.57	(0.17)	2.10	1.93	—	—	—	12.50	18.26%		2,704	1.99%		(1.22%)		2.54%		172.57%
Year Ended July 31, 1999	6.35	(0.05)	4.29	4.24	(0.02)	—	(0.02)	10.57	66.99%		2,379	2.14%		(0.52%)		2.78%		152.58%

CLASS B
Six Months Ended January 31, 2004 (e)	$9.48	$(0.02)	$2.62	$2.60	$(0.02)	$—	$(0.02)	$12.06	27.42	%(d)	$530	2.71	%(c)	(0.40	%)(c)	2.72	%(c)	46.81%
Year Ended July 31, 2003	9.60	(0.04)	(0.08)	(0.12)	—	—	—	9.48	(1.25%)		424	2.85%		(0.51%)		2.86%		110.44%
Year Ended July 31, 2002	9.22	(0.10)	0.48	0.38	—	—	—	9.60	4.12%		426	2.71%		(0.91%)		2.74%		70.55%
Year Ended July 31, 2001	12.34	(0.15)	(2.97)	(3.12)	—	—	—	9.22	(25.28%)		473	2.73%		(1.16%)		2.78%		115.95%
Year Ended July 31, 2000	10.50	(0.13)	1.97	1.84	—	—	—	12.34	17.52%		823	2.75%		(1.94%)		2.80%		172.57%
Year Ended July 31, 1999	6.34	(0.02)	4.18	4.16	—	—	—	10.50	65.66%		311	2.82%		(1.33%)		2.95%		152.58%

CLASS Y
Six Months Ended January 31, 2004 (e)	$9.89	$0.04	$2.72	$2.76	$(0.05)	$—	$(0.05)	$12.60	27.92	%(d)	$28,881	1.71	%(c)	0.60	%(c)	1.72	%(c)	46.81%
Year Ended July 31, 2003	9.93	0.05	(0.06)	(0.01)	(0.03)	—	(0.03)	9.89	(0.13%)		23,937	1.85%		0.59%		1.86%		110.44%
Year Ended July 31, 2002	9.49	0.01	0.43	0.44	— (b)	—	— (b)	9.93	4.64%		19,870	1.71%		0.13%		1.73%		70.55%
Year Ended July 31, 2001	12.58	(0.02)	(3.07)	(3.09)	—	—	—	9.49	(24.56%)		20,512	1.73%		(0.17%)		1.78%		115.95%
Year Ended July 31, 2000	10.60	(0.09)	2.07	1.98	—	—	—	12.58	18.68%		25,740	1.74%		(0.95%)		1.79%		172.57%
Year Ended July 31, 1999	6.37	(0.06)	4.33	4.27	(0.04)	—	(0.04)	10.60	67.38%		15,954	1.90%		(0.33%)		2.05%		152.58%

*	Excludes sales charge for class A and contingent deferred sales charge for class B.
**	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)	Less than $0.01 per share.
(c)	Annualized
(d)	Not Annualized
(e)	Unaudited

See notes to financial statements.

PACIFIC CAPITAL FUNDS — INTERNATIONAL STOCK FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover (a)

CLASS A
Six Months Ended January 31, 2004 (g)	$6.46	$(0.02)	$1.44	$1.42	$—	$—	$—	$7.88	21.98	%(f)	$1,057	1.77	%(e)	(0.56	%)(e)	2.37	%(e)	90.47%
Year Ended July 31, 2003	6.37	0.03	0.06	0.09	—	—	—	6.46	1.41%		874	1.84%		0.43%		2.44%		178.04%
Year Ended July 31, 2002	8.15	(0.04)	(1.74)	(1.78)	—	—	—	6.37	(21.84%)		1,137	1.81%		(0.15%)		2.44%		244.40%
Year Ended July 31, 2001	14.55	(0.05)	(3.77)	(3.82)	—	(2.58)	(2.58)	8.15	(29.92%)		2,210	1.75%		(0.41%)		2.39%		213.53%
Year Ended July 31, 2000	11.96	0.05	3.03	3.08	—	(0.49)	(0.49)	14.55	25.62%		4,362	1.66%		(0.58%)		2.30%		214.18%
Period Ended July 31, 1999 (b)	10.09	—	1.87	1.87	—	—	—	11.96	18.53	%(f)	265	1.94	%(e)	(0.19	%)(e)	2.61	%(e)	156.46%

CLASS B
Six Months Ended January 31, 2004 (g)	$6.24	$(0.04)	$1.39	$1.35	$—	$—	$—	$7.59	21.63	%(f)	$646	2.52	%(e)	(1.31	%)(e)	2.62	%(e)	90.47%
Year Ended July 31, 2003	6.18	(0.03)	0.09	0.06	—	—	—	6.24	0.97%		536	2.59%		(0.36%)		2.69%		178.04%
Year Ended July 31, 2002	7.94	(0.07)	(1.69)	(1.76)	—	—	—	6.18	(22.17%)		612	2.56%		(0.95%)		2.69%		244.40%
Year Ended July 31, 2001	14.35	(0.11)	(3.72)	(3.83)	—	(2.58)	(2.58)	7.94	(30.48%)		860	2.50%		(1.15%)		2.64%		213.53%
Year Ended July 31, 2000	11.90	0.04	2.90	2.94	—	(0.49)	(0.49)	14.35	24.56%		1,202	2.43%		(1.10%)		2.57%		214.18%
Period Ended July 31, 1999 (c)	10.20	(0.02)	1.72	1.70	—	—	—	11.90	16.67	%(f)	102	2.76	%(e)	(1.08	%)(e)	2.91	%(e)	156.46%

CLASS Y
Six Months Ended January 31, 2004 (g)	$6.57	$(0.02)	$1.47	$1.45	$—	$—	$—	$8.02	22.07	%(f)	$60,673	1.52	%(e)	(0.31	%)(e)	1.62	%(e)	90.47%
Year Ended July 31, 2003	6.44	0.05	0.08	0.13	—	—	—	6.57	2.02%		60,558	1.59%		0.74%		1.69%		178.04%
Year Ended July 31, 2002	8.19	(0.01)	(1.74)	(1.75)	—	—	—	6.44	(21.37%)		50,422	1.56%		0.03%		1.69%		244.40%
Year Ended July 31, 2001	14.59	(0.02)	(3.80)	(3.82)	—	(2.58)	(2.58)	8.19	(29.82%)		79,177	1.50%		(0.14%)		1.64%		213.53%
Year Ended July 31, 2000	11.98	(0.06)	3.16	3.10	—	(0.49)	(0.49)	14.59	25.65%		109,962	1.45%		(0.49%)		1.59%		214.18%
Period Ended July 31, 1999 (d)	10.00	—	1.98	1.98	—	—	—	11.98	19.90	%(f)	81,253	1.65	%(e)	0.03	%(e)	1.79	%(e)	156.46%

*	Excludes sales charge for class A and contingent deferred sales charge for class B.
**	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)	Period from December 8, 1998 (commencement of operations) to July 31, 1999.
(c)	Period from December 20, 1998 (commencement of operations) to July 31, 1999.
(d)	Period from December 2, 1998 (commencement of operations) to July 31, 1999.
(e)	Annualized
(f)	Not Annualized
(g)	Unaudited

See notes to financial statements.

PACIFIC CAPITAL FUNDS — SMALL CAP FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover (a)

CLASS A
Six Months Ended January 31, 2004 (h)	$13.24	$(0.01)	$3.69	$3.68	$—	$(0.34)	$(0.34)	$16.58	27.99	%(g)	$3,763	1.54	%(f)	(0.17	%)(f)	2.14	%(f)	45.58%
Year Ended July 31, 2003	12.15	(0.01)	2.59	2.58	(0.02)	(1.47)	(1.49)	13.24	24.62%		1,595	1.60%		(0.08%)		2.20%		105.27%
Year Ended July 31, 2002	13.47	0.03	(0.36)	(0.33)	(0.03)	(0.96)	(0.99)	12.15	(2.72%)		1,265	1.58%		0.20%		2.20%		81.67%
Year Ended July 31, 2001	10.40	0.05	3.90	3.95	(0.08)	(0.80)	(0.88)	13.47	40.28%		1,245	1.65%		0.31%		2.29%		90.31%
Year Ended July 31, 2000	10.66	0.02	0.10	0.12	(0.03)	(0.35)	(0.38)	10.40	1.51%		330	1.66%		0.30%		2.31%		98.73%
Period Ended July 31, 1999 (b)	10.07	(0.01)	0.60	0.59	—	—	—	10.66	5.91	%(g)	93	1.84	%(f)	(0.26	%)(f)	2.50	%(f)	60.08%

CLASS B
Six Months Ended January 31, 2004 (h)	$12.89	$(0.08)	$3.59	$3.51	$—	$(0.34)	$(0.34)	$16.06	27.43	%(g)	$3,164	2.29	%(f)	(1.05	%)(f)	2.39	%(f)	45.58%
Year Ended July 31, 2003	11.92	(0.08)	2.52	2.44	—	(1.47)	(1.47)	12.89	23.74%		2,476	2.35%		(0.83%)		2.45%		105.27%
Year Ended July 31, 2002	13.29	(0.06)	(0.35)	(0.41)	— (e)	(0.96)	(0.96)	11.92	(3.38%)		2,013	2.33%		(0.61%)		2.44%		81.67%
Year Ended July 31, 2001	10.31	(0.03)	3.82	3.79	(0.01)	(0.80)	(0.81)	13.29	38.92%		890	2.40%		(0.46%)		2.54%		90.31%
Year Ended July 31, 2000	10.61	(0.03)	0.08	0.05	— (e)	(0.35)	(0.35)	10.31	0.85%		214	2.41%		(0.45%)		2.55%		98.73%
Period Ended July 31, 1999 (c)	9.78	(0.03)	0.86	0.83	—	—	—	10.61	8.56	%(g)	82	2.59	%(f)	(1.00	%)(f)	2.73	%(f)	60.08%

CLASS Y
Six Months Ended January 31, 2004 (h)	$13.30	$—	$3.71	$3.71	$—	$(0.34)	$(0.34)	$16.67	28.09	%(g)	$120,290	1.29	%(f)	(0.03	%)(f)	1.39	%(f)	45.58%
Year Ended July 31, 2003	12.18	0.03	2.60	2.63	(0.04)	(1.47)	(1.51)	13.30	24.96%		85,520	1.35%		0.19%		1.45%		105.27%
Year Ended July 31, 2002	13.49	0.06	(0.35)	(0.29)	(0.06)	(0.96)	(1.02)	12.18	(2.47%)		68,001	1.33%		0.47%		1.45%		81.67%
Year Ended July 31, 2001	10.42	0.08	3.88	3.96	(0.09)	(0.80)	(0.89)	13.49	40.34%		53,558	1.40%		0.67%		1.54%		90.31%
Year Ended July 31, 2000	10.67	0.05	0.10	0.15	(0.05)	(0.35)	(0.40)	10.42	1.82%		36,962	1.41%		0.52%		1.55%		98.73%
Period Ended July 31, 1999 (d)	10.00	—	0.67	0.67	—	—	—	10.67	6.75	%(g)	31,812	1.52	%(f)	0.08	%(f)	1.66	%(f)	60.08%

*	Excludes sales charge for class A and contingent deferred sales charge for class B.
**	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)	Period from December 8, 1998 (commencement of operations) to July 31, 1999.
(c)	Period from December 20, 1998 (commencement of operations) to July 31, 1999.
(d)	Period from December 3, 1998 (commencement of operations) to July 31, 1999.
(e)	Less than $0.01 per share.
(f)	Annualized
(g)	Not Annualized
(h)	Unaudited

See notes to financial statements.

PACIFIC CAPITAL FUNDS — MID-CAP FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover (a)

CLASS A
Period Ended January 31, 2004 (b) (e)	$10.00	$—	$0.24	$0.24	$—	$—	$—	$10.24	2.40	%(d)	$21	1.05	%(c)	(0.09	%)(c)	2.19	%(c)	2.89%

CLASS Y
Period Ended January 31, 2004 (b) (e)	$10.00	$—	$0.24	$0.24	$—	$—	$—	$10.24	2.40	%(d)	$15,657	0.80	%(c)	0.08	%(c)	1.44	%(c)	2.89%

*	Excludes sales charge for class A.
**	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)	Period from December 31, 2003 (commencement of operations) to January 31, 2004.
(c)	Annualized
(d)	Not Annualized
(e)	Unaudited

See notes to financial statements.

PACIFIC CAPITAL FUNDS — GROWTH STOCK FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Loss to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover (a)

CLASS A
Six Months Ended January 31, 2004 (d)	$7.60	$(0.02)	$0.85	$0.83	$—	$—	$—	$8.43	10.92	%(c)	$12,098	1.34	%(b)	(0.60	%)(b)	1.84	%(b)	20.38%
Year Ended July 31, 2003	6.90	(0.04)	0.74	0.70	—	—	—	7.60	10.14%		11,231	1.35%		(0.59%)		1.85%		33.11%
Year Ended July 31, 2002	10.25	(0.08)	(3.27)	(3.35)	—	—	—	6.90	(32.68%)		11,701	1.34%		(0.80%)		1.86%		36.85%
Year Ended July 31, 2001	19.73	(0.09)	(4.67)	(4.76)	—	(4.72)	(4.72)	10.25	(30.04%)		22,182	1.33%		(0.69%)		1.87%		97.27%
Year Ended July 31, 2000	17.45	(0.11)	7.24	7.13	—	(4.85)	(4.85)	19.73	45.24%		30,971	1.30%		(0.70%)		1.84%		117.11%
Year Ended July 31, 1999	17.75	(0.08)	2.80	2.72	(0.01)	(3.01)	(3.02)	17.45	17.40%		17,417	1.32%		(0.58%)		1.85%		81.02%

CLASS B
Six Months Ended January 31, 2004 (d)	$7.23	$(0.05)	$0.81	$0.76	$—	$—	$—	$7.99	10.51	%(c)	$14,511	2.09	%(b)	(1.35	%)(b)	2.09	%(b)	20.38%
Year Ended July 31, 2003	6.62	(0.09)	0.70	0.61	—	—	—	7.23	9.21%		13,630	2.10%		(1.34%)		2.10%		33.11%
Year Ended July 31, 2002	9.89	(0.14)	(3.13)	(3.27)	—	—	—	6.62	(33.06%)		14,431	2.09%		(1.55%)		2.11%		36.85%
Year Ended July 31, 2001	19.32	(0.16)	(4.55)	(4.71)	—	(4.72)	(4.72)	9.89	(30.51%)		24,084	2.08%		(1.45%)		2.12%		97.27%
Year Ended July 31, 2000	17.28	(0.18)	7.07	6.89	—	(4.85)	(4.85)	19.32	44.14%		28,789	2.06%		(1.46%)		2.10%		117.11%
Year Ended July 31, 1999	17.72	(0.10)	2.67	2.57	—	(3.01)	(3.01)	17.28	16.55%		9,988	2.06%		(1.35%)		2.10%		81.02%

CLASS Y
Six Months Ended January 31, 2004 (d)	$7.79	$(0.02)	$0.88	$0.86	$—	$—	$—	$8.65	11.04	%(c)	$282,297	1.09	%(b)	(0.35	%)(b)	1.09	%(b)	20.38%
Year Ended July 31, 2003	7.06	(0.02)	0.75	0.73	—	—	—	7.79	10.34%		251,310	1.10%		(0.33%)		1.10%		33.11%
Year Ended July 31, 2002	10.44	(0.05)	(3.33)	(3.38)	—	—	—	7.06	(32.38%)		195,252	1.09%		(0.55%)		1.11%		36.85%
Year Ended July 31, 2001	19.95	(0.06)	(4.73)	(4.79)	—	(4.72)	(4.72)	10.44	(29.84%)		329,572	1.08%		(0.44%)		1.12%		97.27%
Year Ended July 31, 2000	17.56	(0.08)	7.32	7.24	—	(4.85)	(4.85)	19.95	45.56%		504,125	1.05%		(0.45%)		1.09%		117.11%
Year Ended July 31, 1999	17.81	(0.06)	2.82	2.76	—	(3.01)	(3.01)	17.56	17.72%		382,298	1.07%		(0.32%)		1.11%		81.02%

*	Excludes sales charge for class A and contingent deferred sales charge for class B.
**	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)	Annualized
(c)	Not Annualized
(d)	Unaudited

See notes to financial statements.

PACIFIC CAPITAL FUNDS — GROWTH AND INCOME FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover (a)

CLASS A
Six Months Ended January 31, 2004 (e)	$10.69	$0.01	$1.35	$1.36	$(0.01)	$—	$(0.01)	$12.04	12.76	%(d)	$5,967	1.37	%(c)	0.17	%(c)	1.87	%(c)	9.22%
Year Ended July 31, 2003	9.89	0.02	0.80	0.82	(0.02)	—	(0.02)	10.69	8.31%		5,548	1.37%		0.24%		1.87%		46.92%
Year Ended July 31, 2002	13.89	—	(4.00)	(4.00)	—	—	—	9.89	(28.80%)		5,696	1.35%		(0.03%)		1.88%		43.28%
Year Ended July 31, 2001	21.33	(0.03)	(4.72)	(4.75)	—	(2.69)	(2.69)	13.89	(24.39%)		9,669	1.35%		(0.16%)		1.89%		43.24%
Year Ended July 31, 2000	18.89	(0.04)	5.16	5.12	—	(2.68)	(2.68)	21.33	28.85%		12,540	1.33%		(0.22%)		1.87%		60.51%
Year Ended July 31, 1999	18.72	(0.02)	2.38	2.36	—	(2.19)	(2.19)	18.89	13.67%		9,593	1.35%		(0.12%)		1.89%		65.56%

CLASS B
Six Months Ended January 31, 2004 (e)	$10.21	$(0.03)	$1.29	$1.26	$—	$—	$—	$11.47	12.34	%(d)	$8,194	2.12	%(c)	(0.58	%)(c)	2.12	%(c)	9.22%
Year Ended July 31, 2003	9.50	(0.05)	0.76	0.71	—	—	—	10.21	7.47%		7,507	2.12%		(0.51%)		2.12%		46.92%
Year Ended July 31, 2002	13.44	(0.10)	(3.84)	(3.94)	—	—	—	9.50	(29.32%)		8,222	2.10%		(0.79%)		2.13%		43.28%
Year Ended July 31, 2001	20.88	(0.14)	(4.61)	(4.75)	—	(2.69)	(2.69)	13.44	(24.97%)		13,282	2.10%		(0.92%)		2.14%		43.24%
Year Ended July 31, 2000	18.66	(0.15)	5.05	4.90	—	(2.68)	(2.68)	20.88	27.95%		15,593	2.08%		(0.99%)		2.12%		60.51%
Year Ended July 31, 1999	18.68	(0.08)	2.25	2.17	—	(2.19)	(2.19)	18.66	12.58%		8,265	2.09%		(0.90%)		2.13%		65.56%

CLASS Y
Six Months Ended January 31, 2004 (e)	$10.76	$0.03	$1.36	$1.39	$(0.03)	$—	$(0.03)	$12.12	12.89	%(d)	$141,625	1.12	%(c)	0.42	%(c)	1.12	%(c)	9.22%
Year Ended July 31, 2003	9.96	0.04	0.80	0.84	(0.04)	—	(0.04)	10.76	8.52%		138,027	1.12%		0.49%		1.12%		46.92%
Year Ended July 31, 2002	13.97	0.03	(4.02)	(3.99)	(0.02)	—	(0.02)	9.96	(28.60%)		116,719	1.10%		0.20%		1.13%		43.28%
Year Ended July 31, 2001	21.39	0.01	(4.74)	(4.73)	— (b)	(2.69)	(2.69)	13.97	(24.19%)		162,138	1.10%		0.09%		1.14%		43.24%
Year Ended July 31, 2000	18.90	— (b)	5.18	5.18	(0.01)	(2.68)	(2.69)	21.39	29.22%		201,600	1.08%		0.03%		1.12%		60.51%
Year Ended July 31, 1999	18.75	0.03	2.34	2.37	(0.03)	(2.19)	(2.22)	18.90	13.69%		157,891	1.10%		0.15%		1.14%		65.56%

*	Excludes sales charge for class A and contingent deferred sales charge for class B.
**	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)	Less than $0.01 per share.
(c)	Annualized
(d)	Not Annualized
(e)	Unaudited

See notes to financial statements.

PACIFIC CAPITAL FUNDS — VALUE FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover (a)

CLASS A
Six Months Ended January 31, 2004 (h)	$7.37	$0.03	$1.07	$1.10	$(0.03)	$—	$(0.03)	$8.44	14.92	%(g)	$2,608	1.33	%(f)	0.64	%(f)	1.83	%(f)	37.35%
Year Ended July 31, 2003	7.02	0.07	0.35	0.42	(0.07)	—	(0.07)	7.37	6.07%		2,146	1.32%		1.05%		1.82%		77.62%
Year Ended July 31, 2002	9.13	0.04	(2.11)	(2.07)	(0.04)	—	(0.04)	7.02	(22.74%)		2,032	1.30%		0.48%		1.82%		48.18%
Year Ended July 31, 2001	10.73	0.04	(0.22)	(0.18)	(0.05)	(1.37)	(1.42)	9.13	(1.66%)		2,504	1.31%		0.49%		1.85%		79.05%
Year Ended July 31, 2000	10.37	0.03	0.50	0.53	(0.04)	(0.13)	(0.17)	10.73	5.21%		1,355	1.30%		0.30%		1.85%		120.42%
Period Ended July 31, 1999 (b)	10.05	0.01	0.78	0.79	(0.02)	(0.45)	(0.47)	10.37	7.81	%(g)	178	1.60	%(f)	(0.01	%)(f)	2.15	%(f)	113.72%

CLASS B
Six Months Ended January 31, 2004 (h)	$7.27	$—	$1.05	$1.05	$— (e)	$—	$— (e)	$8.32	14.50	%(g)	$1,425	2.08	%(f)	(0.11	%)(f)	2.08	%(f)	37.35%
Year Ended July 31, 2003	6.93	0.02	0.34	0.36	(0.02)	—	(0.02)	7.27	5.22%		1,291	2.07%		0.31%		2.07%		77.62%
Year Ended July 31, 2002	9.04	(0.02)	(2.09)	(2.11)	—	—	—	6.93	(23.34%)		1,427	2.05%		(0.28%)		2.07%		48.18%
Year Ended July 31, 2001	10.65	(0.02)	(0.22)	(0.24)	— (e)	(1.37)	(1.37)	9.04	(2.25%)		1,544	2.06%		(0.26%)		2.10%		79.05%
Year Ended July 31, 2000	10.34	(0.03)	0.47	0.44	— (e)	(0.13)	(0.13)	10.65	4.30%		1,018	2.06%		(0.37%)		2.10%		120.42%
Period Ended July 31, 1999 (c)	9.90	(0.01)	0.91	0.90	(0.01)	(0.45)	(0.46)	10.34	8.94	%(g)	472	2.44	%(f)	(0.71	%)(f)	2.48	%(f)	113.72%

CLASS Y
Six Months Ended January 31, 2004 (h)	$7.38	$0.04	$1.08	$1.12	$(0.04)	$—	$(0.04)	$8.46	15.15	%(g)	$202,997	1.08	%(f)	0.89	%(f)	1.08	%(f)	37.35%
Year Ended July 31, 2003	7.03	0.09	0.35	0.44	(0.09)	—	(0.09)	7.38	6.32%		210,881	1.07%		1.30%		1.07%		77.62%
Year Ended July 31, 2002	9.15	0.06	(2.12)	(2.06)	(0.06)	—	(0.06)	7.03	(22.59%)		198,862	1.05%		0.71%		1.07%		48.18%
Year Ended July 31, 2001	10.74	0.07	(0.22)	(0.15)	(0.07)	(1.37)	(1.44)	9.15	(1.34%)		231,106	1.06%		0.76%		1.10%		79.05%
Year Ended July 31, 2000	10.38	0.07	0.49	0.56	(0.07)	(0.13)	(0.20)	10.74	5.44%		203,366	1.05%		0.66%		1.09%		120.42%
Period Ended July 31, 1999 (d)	10.00	0.04	0.83	0.87	(0.04)	(0.45)	(0.49)	10.38	8.56	%(g)	75,464	1.28	%(f)	0.40	%(f)	1.32	%(f)	113.72%

*	Excludes sales charge for class A and contingent deferred sales charge for class B.
**	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)	Period from December 8, 1998 (commencement of operations) to July 31, 1999.
(c)	Period from December 13, 1998 (commencement of operations) to July 31, 1999.
(d)	Period from December 3, 1998 (commencement of operations) to July 31, 1999.
(e)	Less than $0.01 per share.
(f)	Annualized
(g)	Not Annualized
(h)	Unaudited

See notes to financial statements.

PACIFIC CAPITAL FUNDS — DIVERSIFIED FIXED INCOME FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover (a)

CLASS A
Six Months Ended January 31, 2004 (d)	$11.28	$0.21	$0.21	$0.42	$(0.21)	$(0.20)	$(0.41)	$11.29	3.78	%(c)	$5,443	0.97	%(b)	3.73	%(b)	1.62	%(b)	21.56%
Year Ended July 31, 2003	11.22	0.47	0.17	0.64	(0.47)	(0.11)	(0.58)	11.28	5.76%		8,841	0.97%		4.04%		1.62%		52.53%
Year Ended July 31, 2002	10.89	0.53	0.33	0.86	(0.53)	—	(0.53)	11.22	8.13%		6,755	0.96%		4.86%		1.63%		71.59%
Year Ended July 31, 2001	10.22	0.58	0.67	1.25	(0.58)	—	(0.58)	10.89	12.48%		7,702	0.95%		5.43%		1.65%		58.91%
Year Ended July 31, 2000	10.39	0.58	(0.17)	0.41	(0.58)	—	(0.58)	10.22	4.09%		5,252	0.97%		5.70%		1.66%		84.65%
Year Ended July 31, 1999	10.92	0.56	(0.43)	0.13	(0.56)	(0.10)	(0.66)	10.39	1.02%		2,228	0.98%		5.08%		1.67%		60.00%

CLASS B
Six Months Ended January 31, 2004 (d)	$11.26	$0.17	$0.21	$0.38	$(0.17)	$(0.20)	$(0.37)	$11.27	3.40	%(c)	$4,781	1.72	%(b)	2.98	%(b)	1.87	%(b)	21.56%
Year Ended July 31, 2003	11.20	0.38	0.17	0.55	(0.38)	(0.11)	(0.49)	11.26	4.96%		5,193	1.72%		3.30%		1.87%		52.53%
Year Ended July 31, 2002	10.87	0.45	0.33	0.78	(0.45)	—	(0.45)	11.20	7.34%		4,997	1.71%		4.11%		1.88%		71.59%
Year Ended July 31, 2001	10.20	0.50	0.67	1.17	(0.50)	—	(0.50)	10.87	11.68%		4,367	1.70%		4.67%		1.90%		58.91%
Year Ended July 31, 2000	10.37	0.50	(0.17)	0.33	(0.50)	—	(0.50)	10.20	3.34%		2,760	1.71%		4.95%		1.90%		84.65%
Year Ended July 31, 1999	10.91	0.48	(0.44)	0.04	(0.48)	(0.10)	(0.58)	10.37	0.24%		2,078	1.72%		4.39%		1.91%		60.00%

CLASS Y
Six Months Ended January 31, 2004 (d)	$11.35	$0.23	$0.21	$0.44	$(0.23)	$(0.20)	$(0.43)	$11.36	3.91	%(c)	$277,521	0.72	%(b)	3.98	%(b)	0.87	%(b)	21.56%
Year Ended July 31, 2003	11.29	0.50	0.17	0.67	(0.50)	(0.11)	(0.61)	11.35	6.00%		235,902	0.72%		4.30%		0.87%		52.53%
Year Ended July 31, 2002	10.96	0.56	0.33	0.89	(0.56)	—	(0.56)	11.29	8.38%		222,500	0.71%		5.11%		0.88%		71.59%
Year Ended July 31, 2001	10.28	0.61	0.68	1.29	(0.61)	—	(0.61)	10.96	12.83%		230,523	0.70%		5.70%		0.90%		58.91%
Year Ended July 31, 2000	10.45	0.61	(0.17)	0.44	(0.61)	—	(0.61)	10.28	4.37%		241,169	0.71%		5.95%		0.90%		84.65%
Year Ended July 31, 1999	11.00	0.59	(0.45)	0.14	(0.59)	(0.10)	(0.69)	10.45	1.10%		199,413	0.73%		5.34%		0.92%		60.00%

*	Excludes sales charge for class A and contingent deferred sales charge for class B.
**	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)	Annualized
(c)	Not Annualized
(d)	Unaudited

See notes to financial statements.

PACIFIC CAPITAL FUNDS — TAX-FREE SECURITIES FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover (a)

CLASS A
Six Months Ended January 31, 2004 (d)	$10.75	$0.22	$0.26	$0.48	$(0.22)	$(0.05)	$(0.27)	$10.96	4.56	%(c)	$11,483	0.96	%(b)	4.05	%(b)	1.61	%(b)	0.79%
Year Ended July 31, 2003	10.86	0.43	(0.05)	0.38	(0.43)	(0.06)	(0.49)	10.75	3.54%		11,829	0.96%		3.93%		1.61%		1.24%
Year Ended July 31, 2002	10.74	0.45	0.23	0.68	(0.45)	(0.11)	(0.56)	10.86	6.47%		11,765	0.94%		4.17%		1.61%		13.40%
Year Ended July 31, 2001	10.29	0.47	0.45	0.92	(0.47)	—	(0.47)	10.74	9.07%		8,413	0.95%		4.41%		1.64%		19.05%
Year Ended July 31, 2000	10.49	0.48	(0.15)	0.33	(0.48)	(0.05)	(0.53)	10.29	3.28%		6,832	0.95%		4.71%		1.64%		22.40%
Year Ended July 31, 1999	10.84	0.48	(0.25)	0.23	(0.48)	(0.10)	(0.58)	10.49	2.00%		4,795	0.96%		4.41%		1.65%		9.91%

CLASS B
Six Months Ended January 31, 2004 (d)	$10.75	$0.18	$0.26	$0.44	$(0.18)	$(0.05)	$(0.23)	$10.96	4.17	%(c)	$4,668	1.71	%(b)	3.30	%(b)	1.86	%(b)	0.79%
Year Ended July 31, 2003	10.85	0.35	(0.04)	0.31	(0.35)	(0.06)	(0.41)	10.75	2.86%		4,643	1.71%		3.18%		1.86%		1.24%
Year Ended July 31, 2002	10.74	0.37	0.22	0.59	(0.37)	(0.11)	(0.48)	10.85	5.58%		5,458	1.69%		3.42%		1.86%		13.40%
Year Ended July 31, 2001	10.29	0.39	0.45	0.84	(0.39)	—	(0.39)	10.74	8.28%		5,019	1.70%		3.65%		1.89%		19.05%
Year Ended July 31, 2000	10.49	0.40	(0.15)	0.25	(0.40)	(0.05)	(0.45)	10.29	2.54%		2,779	1.70%		3.97%		1.89%		22.40%
Year Ended July 31, 1999	10.83	0.40	(0.24)	0.16	(0.40)	(0.10)	(0.50)	10.49	1.40%		1,756	1.70%		3.68%		1.89%		9.91%

CLASS Y
Six Months Ended January 31, 2004 (d)	$10.79	$0.24	$0.26	$0.50	$(0.24)	$(0.05)	$(0.29)	$11.00	4.68	%(c)	$379,440	0.71	%(b)	4.30	%(b)	0.86	%(b)	0.79%
Year Ended July 31, 2003	10.90	0.46	(0.05)	0.41	(0.46)	(0.06)	(0.52)	10.79	3.80%		397,157	0.71%		4.18%		0.86%		1.24%
Year Ended July 31, 2002	10.78	0.47	0.23	0.70	(0.47)	(0.11)	(0.58)	10.90	6.73%		445,733	0.69%		4.42%		0.86%		13.40%
Year Ended July 31, 2001	10.33	0.49	0.45	0.94	(0.49)	—	(0.49)	10.78	9.33%		463,426	0.70%		4.66%		0.89%		19.05%
Year Ended July 31, 2000	10.53	0.50	(0.15)	0.35	(0.50)	(0.05)	(0.55)	10.33	3.55%		432,677	0.70%		4.96%		0.89%		22.40%
Year Ended July 31, 1999	10.88	0.51	(0.25)	0.26	(0.51)	(0.10)	(0.61)	10.53	2.26%		424,022	0.71%		4.66%		0.90%		9.91%

*	Excludes sales charge for class A and contingent deferred sales charge for class B.
**	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)	Annualized
(c)	Not Annualized
(d)	Unaudited

See notes to financial statements.

PACIFIC CAPITAL FUNDS — SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover (a)

CLASS A
Six Months Ended January 31, 2004 (d)	$9.97	$0.12	$0.04	$0.16	$(0.12)	$(0.04)	$(0.16)	$9.97	1.62	%(c)	$5,512	0.80	%(b)	2.48	%(b)	1.55	%(b)	16.97%
Year Ended July 31, 2003	10.06	0.31	0.02	0.33	(0.31)	(0.11)	(0.42)	9.97	3.28%		5,327	0.80%		2.93%		1.55%		17.50%
Year Ended July 31, 2002	9.81	0.34	0.30	0.64	(0.34)	(0.05)	(0.39)	10.06	6.68%		2,148	0.81%		3.44%		1.57%		62.60%
Year Ended July 31, 2001	9.30	0.45	0.51	0.96	(0.45)	—	(0.45)	9.81	10.58%		1,090	0.90%		4.66%		1.65%		107.46%
Year Ended July 31, 2000	9.42	0.44	(0.08)	0.36	(0.44)	(0.04)	(0.48)	9.30	3.97%		452	0.89%		4.78%		1.64%		48.99%
Year Ended July 31, 1999	9.64	0.45	(0.18)	0.27	(0.45)	(0.04)	(0.49)	9.42	2.79%		595	0.94%		4.65%		1.49%		63.27%

CLASS Y
Six Months Ended January 31, 2004 (d)	$9.99	$0.14	$0.04	$0.18	$(0.14)	$(0.04)	$(0.18)	$9.99	1.74	%(c)	$90,685	0.55	%(b)	2.73	%(b)	0.80	%(b)	16.97%
Year Ended July 31, 2003	10.09	0.33	0.01	0.34	(0.33)	(0.11)	(0.44)	9.99	3.41%		88,824	0.55%		3.23%		0.80%		17.50%
Year Ended July 31, 2002	9.83	0.37	0.31	0.68	(0.37)	(0.05)	(0.42)	10.09	7.03%		62,156	0.56%		3.69%		0.82%		62.60%
Year Ended July 31, 2001	9.32	0.48	0.51	0.99	(0.48)	—	(0.48)	9.83	10.84%		47,000	0.65%		4.96%		0.90%		107.46%
Year Ended July 31, 2000	9.44	0.47	(0.08)	0.39	(0.47)	(0.04)	(0.51)	9.32	4.24%		32,380	0.64%		5.04%		0.89%		48.99%
Year Ended July 31, 1999	9.66	0.48	(0.18)	0.30	(0.48)	(0.04)	(0.52)	9.44	3.05%		33,332	0.67%		4.89%		0.72%		63.27%

*	Excludes sales charge for class A.
**	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)	Annualized
(c)	Not Annualized
(d)	Unaudited

See notes to financial statements.

PACIFIC CAPITAL FUNDS — TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover (a)

CLASS A
Six Months Ended January 31, 2004 (d)	$10.36	$0.11	$0.12	$0.23	$(0.11)	$—	$(0.11)	$10.48	2.22	%(c)	$4,701	0.97	%(b)	2.04	%(b)	1.58	%(b)	4.75%
Year Ended July 31, 2003	10.39	0.25	0.02	0.27	(0.25)	(0.05)	(0.30)	10.36	2.62%		2,322	0.97%		2.40%		1.58%		6.01%
Year Ended July 31, 2002	10.18	0.29	0.21	0.50	(0.29)	—	(0.29)	10.39	4.98%		2,157	0.98%		2.82%		1.61%		37.24%
Year Ended July 31, 2001	9.86	0.35	0.32	0.67	(0.35)	—	(0.35)	10.18	6.89%		1,732	0.98%		3.48%		1.63%		73.06%
Year Ended July 31, 2000	9.95	0.35	(0.04)	0.31	(0.35)	(0.05)	(0.40)	9.86	3.19%		1,458	0.98%		3.57%		1.63%		42.57%
Year Ended July 31, 1999	10.09	0.34	(0.09)	0.25	(0.34)	(0.05)	(0.39)	9.95	2.44%		878	0.98%		3.35%		1.63%		18.40%

CLASS Y
Six Months Ended January 31, 2004 (d)	$10.41	$0.12	$0.13	$0.25	$(0.12)	$—	$(0.12)	$10.54	2.42	%(c)	$68,218	0.72	%(b)	2.29	%(b)	0.83	%(b)	4.75%
Year Ended July 31, 2003	10.45	0.28	0.01	0.29	(0.28)	(0.05)	(0.33)	10.41	2.78%		63,449	0.72%		2.64%		0.83%		6.01%
Year Ended July 31, 2002	10.23	0.32	0.22	0.54	(0.32)	—	(0.32)	10.45	5.33%		49,599	0.73%		3.06%		0.86%		37.24%
Year Ended July 31, 2001	9.91	0.38	0.32	0.70	(0.38)	—	(0.38)	10.23	7.15%		39,857	0.73%		3.73%		0.88%		73.06%
Year Ended July 31, 2000	10.00	0.37	(0.04)	0.33	(0.37)	(0.05)	(0.42)	9.91	3.44%		41,371	0.73%		3.80%		0.88%		42.57%
Year Ended July 31, 1999	10.15	0.37	(0.10)	0.27	(0.37)	(0.05)	(0.42)	10.00	2.60%		47,668	0.73%		3.61%		0.88%		18.40%

*	Excludes sales charge for class A.
**	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)	Annualized
(c)	Not Annualized
(d)	Unaudited

See notes to financial statements.

PACIFIC CAPITAL FUNDS — ULTRA SHORT GOVERNMENT FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the period)

		Investment Activities			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains		Total Distributions	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover (a)

CLASS A
Six Months Ended January 31, 2004 (g)	$10.24	$0.09	$(0.03)	$0.06	$(0.09)	$—		$(0.09)	$10.21	0.61	%(f)	$8,570	0.62	%(e)	1.79	%(e)	1.42	%(e)	21.98%
Year Ended July 31, 2003	10.31	0.23	(0.06)	0.17	(0.23)	(0.01)		(0.24)	10.24	1.67%		12,787	0.62%		2.23%		1.42%		17.41%
Year Ended July 31, 2002	10.20	0.30	0.11	0.41	(0.30)	—	(d)	(0.30)	10.31	4.10%		14,116	0.62%		2.93%		1.42%		26.15%
Year Ended July 31, 2001 (b)	10.02	0.55	0.18	0.73	(0.55)	—		(0.55)	10.20	7.46%		15,002	0.64%		5.20%		1.51%		8.22%

CLASS B
Six Months Ended January 31, 2004 (g)	$10.24	$0.05	$(0.03)	$0.02	$(0.05)	$—		$(0.05)	$10.21	0.23	%(f)	$2,148	1.37	%(e)	1.04	%(e)	1.67	%(e)	21.98%
Year Ended July 31, 2003	10.31	0.15	(0.06)	0.09	(0.15)	(0.01)		(0.16)	10.24	0.91%		1,994	1.37%		1.46%		1.67%		17.41%
Year Ended July 31, 2002	10.21	0.22	0.10	0.32	(0.22)	—	(d)	(0.22)	10.31	3.22%		1,403	1.37%		2.14%		1.67%		26.15%
Year Ended July 31, 2001 (b)	10.02	0.48	0.19	0.67	(0.48)	—		(0.48)	10.21	6.79%		858	1.39%		4.48%		1.76%		8.22%

CLASS Y
Six Months Ended January 31, 2004 (g)	$10.25	$0.10	$(0.03)	$0.07	$(0.10)	$—		$(0.10)	$10.22	0.74	%(f)	$237,092	0.37	%(e)	2.04	%(e)	0.67	%(e)	21.98%
Year Ended July 31, 2003	10.32	0.26	(0.06)	0.20	(0.26)	(0.01)		(0.27)	10.25	1.92%		240,916	0.37%		2.47%		0.67%		17.41%
Year Ended July 31, 2002	10.21	0.33	0.11	0.44	(0.33)	—	(d)	(0.33)	10.32	4.35%		185,806	0.37%		3.16%		0.67%		26.15%
Year Ended July 31, 2001	10.02	0.58	0.19	0.77	(0.58)	—		(0.58)	10.21	7.85%		149,445	0.39%		5.56%		0.76%		8.22%
Period Ended July 31, 2000 (c)	10.00	0.11	0.02	0.13	(0.11)	—		(0.11)	10.02	1.27	%(f)	47,483	0.40	%(e)	6.38	%(e)	1.28	%(e)	0.00%

*	Excludes sales charge for class A and contingent deferred sales charge for class B.
**	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)	Period from August 1, 2000 (commencement of operations) to July 31, 2001.
(c)	Period from June 1, 2000 (commencement of operations) to July 31, 2000.
(d)	Less than $0.01 per share.
(e)	Annualized
(f)	Not Annualized
(g)	Unaudited

See notes to financial statements.

INVESTMENT ADVISER

The Asset Management Group of Bank of Hawaii

111 South King Street

Honolulu, HI 96813

SUB-ADVISERS

Bankoh Investment Partners, LLC

130 Merchant Street, Suite 240

Honolulu, HI 96813

First State (Hong Kong) LLC

3 Exchange Square

8 Connaught Place Central

Hong Kong

Nicholas-Applegate Capital Management

600 West Broadway

San Diego, CA 92102

DISTRIBUTOR

BISYS Fund Services

3435 Stelzer Road

Columbus, OH 43219

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP

515 South Flower Street

Los Angeles, CA 90071

INDEPENDENT AUDITORS

Ernst & Young LLP

41 South High Street, Suite 1100

Columbus, OH 43215

ADMINISTRATOR AND TRANSFER AGENT

BISYS Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

The Pacific Capital Funds are distributed by BISYS Fund Services. This document must be preceded or accompanied by a current prospectus for the Pacific Capital Funds, which you should read carefully before you invest or send money.

PCR - 0008	3/04

Item 2.	Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable—only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.	[Reserved]

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on theirevaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable – Only effective for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pacific Capital Funds

By (Signature and Title)*	/s/ William P. Henry, Jr.

William P. Henry, Jr., President

Date            March 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William P. Henry, Jr

William P. Henry, Jr., President

Date             March 30, 2004

By (Signature and Title)*	/s/ Nadeem Yousaf

Nadeem Yousaf, Treasurer

Date             March 30, 2004

* Print the name and title of each signing officer under his or her signature.